UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments

As of August 31, 2008

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
California (100.0%)
	ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	1.790%	9/8/08	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp. California (La Jolla Day School) VRDO	1.670%	9/8/08	LOC	11,800	11,800
	ABAG Finance Auth. for Non-Profit Corp. California (On Lok Senior Health) VRDO	1.570%	9/8/08	LOC	5,000	5,000
	ABAG Finance Auth. for Non-Profit Corp. California (San Francisco Friends) VRDO	1.750%	9/8/08	LOC	24,000	24,000
	ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	1.620%	9/8/08	LOC	10,200	10,200
	ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	1.750%	9/8/08	LOC	34,825	34,825
[1]	Anaheim CA Public Finance Auth. Rev. TOB VRDO	1.910%	9/8/08	(4)	3,500	3,500
[1]	Anaheim CA Public Finance Auth. Rev. TOB VRDO	2.340%	9/8/08		6,995	6,995
	Antelope Vallet (East Kern California) VRDO	1.450%	9/8/08	LOC	12,000	12,000
[1]	Arcadia CA USD TOB VRDO	1.940%	9/8/08	(4)	16,970	16,970
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.730%	9/8/08		6,930	6,930
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.740%	9/8/08		40,550	40,550
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.740%	9/8/08		16,150	16,150
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.740%	9/8/08		7,485	7,485
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.810%	9/8/08		11,200	11,200
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.820%	9/8/08		15,810	15,810
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	2.050%	9/8/08		4,000	4,000
[1]	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	2.050%	9/8/08		6,210	6,210
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.350%	9/8/08		20,000	20,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.530%	9/8/08		24,000	24,000

	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.600%	9/8/08		7,400	7,400
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.750%	9/8/08		12,500	12,500
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.750%	9/8/08		8,235	8,235
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.750%	9/8/08		141,000	141,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.800%	9/8/08		25,000	25,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.800%	9/8/08		35,000	35,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.800%	9/8/08		18,000	18,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	1.800%	9/8/08		56,600	56,600
	Berkeley CA Rev. (Berkeley-Albany YMCA) VRDO	1.570%	9/8/08	LOC	8,165	8,165
	California Communities NT Program NT Participation (County of Riverside) TRAN	3.000%	6/30/09		58,250	58,896
[1]	California Dept. of Veteran Affairs TOB VRDO	1.830%	9/8/08		9,770	9,770
[1]	California Dept. of Water Resources Water System Rev. TOB VRDO	1.740%	9/8/08		5,000	5,000
[1]	California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	1.680%	9/8/08	(Prere.)	7,215	7,215
	California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	1.400%	9/8/08		20,000	20,000
	California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	1.600%	9/8/08		18,300	18,300
	California Educ. Fac. Auth. Rev. (Pomona College) VRDO	1.550%	9/8/08		6,000	6,000
	California Educ. Fac. Auth. Rev. (Pomona College) VRDO	1.550%	9/8/08		13,040	13,040
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	1.450%	2/5/09		33,000	33,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	1.500%	2/10/09		40,000	40,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	1.450%	2/11/09		40,000	40,000
	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.950%	9/2/08		13,750	13,750
[1]	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.400%	9/8/08		7,565	7,565
[1]	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.400%	9/8/08		4,580	4,580

	California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	1.400%	9/8/08		15,468	15,468
	California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	1.650%	9/8/08	LOC	7,425	7,425
[1]	California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	1.730%	9/8/08		24,750	24,750
[1]	California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	1.820%	9/8/08		4,250	4,250
[1]	California Educ. Fac. Auth. Rev. TOB VRDO	1.740%	9/8/08		7,735	7,735
[1]	California Educ. Fac. Auth. Rev. TOB VRDO	1.810%	9/8/08		20,615	20,615
[1]	California Educ. Fac. Auth. Rev. TOB VRDO	1.820%	9/8/08		4,245	4,245
	California GO (Kindergarten-Univ.) VRDO	2.010%	9/2/08	LOC	10,960	10,960
	California GO (Kindergarten-Univ.) VRDO	2.500%	9/2/08	LOC	1,800	1,800
	California GO CP	1.510%	10/7/08		40,000	40,000
	California GO CP	1.550%	11/6/08		20,000	20,000
[1]	California GO TOB PUT	2.080%	12/29/08	(4)	14,825	14,825
[1]	California GO TOB VRDO	1.670%	9/8/08	(Prere.)	21,405	21,405
[1]	California GO TOB VRDO	1.680%	9/8/08	(Prere.)	10,740	10,740
[1]	California GO TOB VRDO	1.680%	9/8/08	(Prere.)	9,900	9,900
[1]	California GO TOB VRDO	1.740%	9/8/08	(Prere.)	8,740	8,740
[1]	California GO TOB VRDO	1.820%	9/8/08	(13)	9,355	9,355
[1]	California GO TOB VRDO	1.820%	9/8/08	(13)	9,200	9,200
[1]	California GO TOB VRDO	1.820%	9/8/08	(13)	2,500	2,500
[1]	California GO TOB VRDO	2.150%	9/8/08	(4)	25,000	25,000
[1]	California GO TOB VRDO	2.160%	9/8/08	(4)	18,465	18,465
	California GO VRDO	2.100%	9/2/08	LOC	4,075	4,075
	California GO VRDO	2.500%	9/2/08	LOC	5,000	5,000
	California GO VRDO	1.350%	9/8/08	LOC	3,400	3,400
	California GO VRDO	1.500%	9/8/08	LOC	39,300	39,300
	California GO VRDO	1.550%	9/8/08	LOC	37,840	37,840
	California GO VRDO	1.580%	9/8/08	LOC	22,500	22,500
	California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	1.700%	9/8/08	LOC	7,900	7,900
	California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	1.700%	9/8/08	LOC	11,800	11,800
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	1.540%	9/8/08	LOC	29,615	29,615
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	1.540%	9/8/08	LOC	5,350	5,350

	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	1.600%	9/8/08	LOC	58,300	58,300
	California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.) VRDO	1.430%	9/8/08		8,450	8,450
	California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.) VRDO	1.600%	9/8/08		5,850	5,850
	California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.) VRDO	1.600%	9/8/08		5,750	5,750
	California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	1.900%	9/8/08		77,075	77,075
	California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	1.550%	9/8/08	LOC	7,250	7,250
	California Health Fac. Finance Auth. Rev. (Scripps Health) VRDO	1.540%	9/8/08	LOC	4,900	4,900
	California Health Fac. Finance Auth. Rev. (Scripps Health) VRDO	1.540%	9/8/08	LOC	4,100	4,100
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	1.800%	6/15/09		30,000	30,000
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) VRDO	1.500%	9/8/08		41,600	41,600
[1]	California Health Fac. Finance Auth. Rev. TOB VRDO	1.810%	9/8/08		11,630	11,630
[1]	California Health Fac. Finance Auth. Rev. TOB VRDO	1.860%	9/8/08		4,700	4,700
[1]	California Housing Finance Agency Auth. TOB VRDO	1.860%	9/8/08		13,315	13,315
[1]	California Housing Finance Agency Auth. TOB VRDO	1.860%	9/8/08		12,185	12,185
[1]	California Housing Finance Agency Auth. TOB VRDO	1.860%	9/8/08		5,160	5,160
	California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	2.600%	9/2/08		9,400	9,400
	California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	1.780%	9/8/08		6,700	6,700
	California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	1.780%	9/8/08		21,600	21,600
	California Housing Finance Agency Home Mortgage Rev. VRDO	2.200%	9/2/08		30,000	30,000
	California Housing Finance Agency Home Mortgage Rev. VRDO	2.200%	9/2/08		39,715	39,715
	California Housing Finance Agency Home Mortgage Rev. VRDO	2.250%	9/2/08		33,700	33,700

	California Housing Finance Agency Home Mortgage Rev. VRDO	2.600%	9/2/08		7,300	7,300
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.650%	9/8/08		20,560	20,560
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.650%	9/8/08		15,000	15,000
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.750%	9/8/08		72,700	72,700
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.770%	9/8/08		16,115	16,115
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.770%	9/8/08		54,655	54,655
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.800%	9/8/08	(4)	3,400	3,400
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.800%	9/8/08	(4)	4,200	4,200
	California Housing Finance Agency Home Mortgage Rev. VRDO	1.980%	9/8/08		58,195	58,195
[1]	California Housing Finance Agency Home Mortgage TOB VRDO	1.990%	9/8/08		7,500	7,500
	California Housing Finance Agency Home Mortgage VRDO	2.600%	9/2/08		23,520	23,520
	California Housing Finance Agency Single Family Mortgage Rev. VRDO	1.770%	9/8/08		58,400	58,400
	California Housing Finance Agency Single Family Mortgage Rev. VRDO	1.770%	9/8/08		41,365	41,365
	California Housing Finance Agency Single Family Mortgage Rev. VRDO	1.800%	9/8/08		49,170	49,170
	California Housing Finance Agency Single Family Mortgage Rev. VRDO	1.980%	9/8/08		7,250	7,250
	California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	2.050%	9/2/08	LOC	11,060	11,060
	California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	2.050%	9/2/08	LOC	8,200	8,200
	California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	2.050%	9/2/08	LOC	4,700	4,700
	California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	2.050%	9/2/08	LOC	5,200	5,200
	California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences) VRDO	2.050%	9/2/08	LOC	9,795	9,795
	California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	2.350%	9/2/08		39,925	39,925

	California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	2.100%	9/2/08		31,725	31,725
	California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	2.100%	9/2/08		22,975	22,975
	California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum) VRDO	2.100%	9/2/08	LOC	7,300	7,300
	California Infrastructure & Econ. Dev. Bank Rev. (Orange County Performing) VRDO	1.450%	9/8/08	LOC	20,000	20,000
	California Infrastructure & Econ. Dev. Bank Rev. (Orange County Performing) VRDO	1.700%	9/8/08	LOC	5,760	5,760
	California Infrastructure & Econ. Dev. Bank Rev. (Prinsco Inc. Project) VRDO	1.950%	9/8/08	LOC	10,000	10,000
	California Infrastructure & Econ. Dev. Bank Rev. (Rand Corp.) VRDO	1.700%	9/8/08	LOC	5,100	5,100
	California Infrastructure & Econ. Dev. Bank Rev. (San Fransisco Ballet) VRDO	2.050%	9/2/08	LOC	16,400	16,400
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		8,800	8,800
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		12,000	12,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		17,000	17,000
	California Infrastructure & Econ. Dev. Bank Rev. PUT	1.700%	4/1/09		6,000	6,000
[1]	California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	1.820%	9/8/08	ETM(Prere.)	5,945	5,945
[1]	California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	1.830%	9/8/08	(Prere.)	16,840	16,840
[1]	California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	1.860%	9/8/08	(Prere.)	37,575	37,575
[1]	California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	1.860%	9/8/08	(Prere.)	50,335	50,335
	California Muni. Financing Auth. Exempt Facs. Rev. (Exxon Mobil) VRDO	2.260%	9/2/08		29,305	29,305
	California Muni. Financing Auth. Rev. (La Sierra Univ.) VRDO	1.570%	9/8/08	LOC	6,000	6,000
[1]	California Public Works Board Lease Rev. TOB VRDO	1.900%	9/8/08	(Prere.)	9,985	9,985
	California School Cash Reserve Program Auth. Pool COP	3.000%	7/6/09	LOC	50,000	50,564
	California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/09		10,000	10,246

	California State Dept. of Water Resources Power Supply Rev. VRDO	2.100%	9/2/08	LOC	14,210	14,210
	California State Dept. of Water Resources Power Supply Rev. VRDO	2.100%	9/2/08	LOC	44,900	44,900
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.400%	9/8/08	LOC	3,500	3,500
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.530%	9/8/08	LOC	16,640	16,640
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.580%	9/8/08	LOC	41,730	41,730
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.830%	9/8/08	LOC	108,900	108,900
	California State Dept. of Water Resources Power Supply Rev. VRDO	1.900%	9/8/08	LOC	5,195	5,195
	California State Econ. Recovery Bonds	3.000%	1/1/09		100,505	101,183
	California State Econ. Recovery Bonds	5.000%	1/1/09		7,190	7,286
	California State Econ. Recovery Bonds	5.000%	7/1/09		22,000	22,569
	California State Econ. Recovery Bonds	5.000%	7/1/09		12,855	13,208
[1]	California State Econ. Recovery Bonds TOB VRDO	1.820%	9/8/08		5,000	5,000
	California State Econ. Recovery Bonds VRDO	2.010%	9/2/08		12,650	12,650
	California State Econ. Recovery Bonds VRDO	1.450%	9/8/08	LOC	28,200	28,200
	California State Univ. Institute CP	1.580%	10/8/08	LOC	7,500	7,500
	California State Univ. Institute CP	1.400%	12/2/08	LOC	6,455	6,455
[1]	California State Univ. Rev. Systemwide TOB VRDO	2.050%	9/8/08	(4)	8,950	8,950
[1]	California State Univ. Rev. Systemwide TOB VRDO	2.420%	9/8/08	(4)	6,700	6,700
[1]	California State Univ. TOB VRDO	1.810%	9/8/08	(13)	42,420	42,420
[1]	California State Univ. TOB VRDO	1.820%	9/8/08	(13)	19,925	19,925
[1]	California State Univ. TOB VRDO	2.300%	9/8/08	(4)	67,455	67,455
[1]	California Statewide Communities Dev. Auth. PUT	2.600%	11/19/08		4,325	4,326
[1]	California Statewide Community Dev. Auth. Multifamily Housing TOB VRDO	1.830%	9/8/08		34,450	34,450
[1]	California Statewide Community Dev. Auth. Multifamily Housing TOB VRDO	1.890%	9/8/08		13,930	13,930

	California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	1.970%	9/8/08	LOC	12,715	12,715
	California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	1.970%	9/8/08	LOC	13,500	13,500
	California Statewide Community Dev. Auth. Rev. (American Baptist Homes West) VRDO	1.600%	9/8/08	LOC	7,100	7,100
	California Statewide Community Dev. Auth. Rev. (Azusa Pacific Univ. Project) VRDO	1.700%	9/8/08	LOC	20,000	20,000
	California Statewide Community Dev. Auth. Rev. (Childrens Hosp.) VRDO	1.750%	9/8/08	LOC	25,000	25,000
	California Statewide Community Dev. Auth. Rev. (Health Fac. Catholic) VRDO	1.540%	9/8/08	LOC	40,000	40,000
	California Statewide Community Dev. Auth. Rev. (John Muir Health Services) VRDO	2.050%	9/2/08	LOC	10,800	10,800
	California Statewide Community Dev. Auth. Rev. (John Muir Health Services) VRDO	2.350%	9/2/08	LOC	17,900	17,900
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	1.460%	9/8/08		26,800	26,800
	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	1.600%	9/8/08		21,300	21,300
	California Statewide Community Dev. Auth. Rev. (Rady Children's Hosp.) VRDO	1.430%	9/8/08	LOC	7,100	7,100
	California Statewide Community Dev. Auth. Rev. (Touro Univ. Project) VRDO	1.750%	9/8/08	LOC	2,000	2,000
	California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	1.700%	9/8/08	LOC	18,415	18,415
[1]	California Statewide Community Dev. Auth. Rev. COP TOB VRDO	1.910%	9/8/08	(4)	10,595	10,595
[1]	California Statewide Community Dev. Auth. Rev. TOB VRDO	1.810%	9/8/08		34,465	34,465
[1]	California Statewide Community Dev. Auth. Rev. TOB VRDO	1.870%	9/8/08	(13)	11,250	11,250
	California Statewide Community Dev. Auth. Rev. VRDO	1.430%	9/8/08	LOC	18,000	18,000
	California Statewide Community Dev. Auth. Rev. VRDO	1.550%	9/8/08	LOC	9,500	9,500
	California Statewide Community Dev. Auth. Rev. VRDO	1.600%	9/8/08		42,275	42,275
	California Statewide Community Dev. Auth. Rev. VRDO	1.650%	9/8/08	LOC	15,000	15,000

	Calleguas-Las Virgines CA Public Financing Auth. Rev. (Muni Water Dist. Project) VRDO	1.450%	9/8/08	LOC	8,825	8,825
	Castaic Lake CA Water Agency Rev. COP VRDO	1.550%	9/8/08	LOC	4,600	4,600
	Central Basin Muni. Water Dist. CA COP VRDO	1.540%	9/8/08	LOC	3,200	3,200
[1]	Chaffey CA Community College Dist. TOB VRDO	2.010%	9/8/08		9,815	9,815
	Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	1.750%	9/8/08	LOC	42,200	42,200
	Contra Costa County CA MFH Pleasant Hill PUT	1.810%	9/8/08	LOC	33,800	33,800
	Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	1.400%	9/10/08	LOC	45,000	45,000
	East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	1.450%	9/8/08		10,000	10,000
	East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	1.450%	9/8/08		10,000	10,000
	East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	1.510%	9/8/08		6,925	6,925
	East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	1.570%	9/8/08		6,900	6,900
	East Bay CA Muni. Util. Dist. Water System Rev. CP	1.500%	10/6/08		17,000	17,000
	East Bay CA Muni. Util. Dist. Water System Rev. CP	1.450%	10/9/08		70,600	70,600
[1]	East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	1.900%	9/8/08	(4)	19,800	19,800
[1]	East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	1.900%	9/8/08	(4)	37,800	37,800
	East Bay CA Muni. Util. Dist. Water System Rev. VRDO	1.350%	9/8/08		49,220	49,220
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.550%	9/8/08		8,130	8,130
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.570%	9/8/08		19,000	19,000
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.570%	9/8/08		8,800	8,800
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.630%	9/8/08		11,700	11,700
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.630%	9/8/08		10,600	10,600
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.650%	9/8/08		34,000	34,000
	Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	1.700%	9/8/08		34,000	34,000
[1]	El Monte CA High School Dist. TOB VRDO	2.200%	9/8/08	(4)	10,790	10,790

	Escondido CA Community Dev. COP (Escondido Community Dev.) VRDO	1.950%	9/8/08	LOC	8,600	8,600
	Evergreen CA School Dist. GO	5.625%	9/1/08	(Prere.)	6,300	6,363
[1]	Fresno CA Sewer Rev. TOB VRDO	1.820%	9/8/08	(12)	25,475	25,475
	Fresno County CA TRAN	3.000%	6/30/09		30,000	30,335
[1]	Golden West Schools Funding Auth. CA TOB VRDO	1.990%	9/8/08		7,210	7,210
[1]	Hacienda La Puente CA USD TOB VRDO	2.490%	9/8/08	(4)	7,515	7,515
[1]	Huntington Beach CA Union High School Dist. GO TOB VRDO	2.050%	9/8/08	(4)	6,885	6,885
	Irvine CA Assessment Dist. Improvement Bonds (Northwest Irvine) VRDO	2.250%	9/2/08	LOC	9,665	9,665
	Irvine CA Assessment Dist. Improvement Bonds (Oak Creek) VRDO	2.250%	9/2/08	LOC	9,200	9,200
	Irvine CA Assessment Dist. Improvement Bonds VRDO	2.250%	9/2/08	LOC	14,328	14,328
	Irvine CA Ranch Water Dist. Rev. VRDO	1.990%	9/2/08	LOC	5,600	5,600
	Kern County CA TRAN	3.000%	6/30/09		25,000	25,285
[1]	Long Beach CA Harbor Rev. TOB VRDO	1.850%	9/8/08	(13)	21,590	21,590
[1]	Long Beach CA Harbor Rev. TOB VRDO	1.870%	9/8/08	LOC	7,685	7,685
[1]	Long Beach CA Harbor Rev. TOB VRDO	2.490%	9/8/08		9,745	9,745
	Long Beach CA Water Rev. CP	1.550%	11/7/08		8,000	8,000
[1]	Los Angeles CA Community College Dist. GO TOB VRDO	1.910%	9/8/08	(4)	6,500	6,500
[1]	Los Angeles CA Community College Dist. GO TOB VRDO	2.050%	9/8/08	(4)	5,750	5,750
	Los Angeles CA Community Redev. Agency COP (Baldwin Hills Public Park) VRDO	1.600%	9/8/08	LOC	13,200	13,200
	Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Hollywood & Vine Apartments) VRDO	1.970%	9/8/08		25,000	25,000
[1]	Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (The Alexandria) TOB VRDO	1.830%	9/8/08		20,390	20,390
	Los Angeles CA Dept. of Airports International Airport CP	1.500%	9/9/08	LOC	7,000	7,000
	Los Angeles CA Dept. of Airports International Airport CP	1.550%	9/10/08	LOC	20,200	20,200
[1]	Los Angeles CA Dept. of Airports International Airport Rev. TOB VRDO	1.890%	9/8/08		5,530	5,530
	Los Angeles CA Dept. of Airports International Airport Rev. VRDO	1.520%	9/8/08	LOC	20,000	20,000

	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09		5,650	5,804
	Los Angeles CA Dept. of Water & Power Rev. CP	1.530%	9/10/08		10,000	10,000
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.900%	9/8/08	(4)	7,000	7,000
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.910%	9/8/08	(4)	25,000	25,000
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.940%	9/8/08	(4)	15,560	15,560
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	1.940%	9/8/08	(4)	5,050	5,050
[1]	Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	2.240%	9/8/08		8,350	8,350
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.450%	9/8/08		53,850	53,850
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.450%	9/8/08		43,000	43,000
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.550%	9/8/08		20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.550%	9/8/08		35,130	35,130
	Los Angeles CA Dept. of Water & Power Rev. VRDO	1.550%	9/8/08		51,300	51,300
	Los Angeles CA Multifamily Housing Rev. (Fountain Park) VRDO	1.850%	9/8/08	LOC	18,468	18,468
	Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	1.930%	9/8/08	LOC	23,600	23,600
	Los Angeles CA Single Family Mortgage Rev. VRDO	1.800%	9/8/08		12,935	12,935
[1]	Los Angeles CA TOB VRDO	1.910%	9/8/08	(4)	12,710	12,710
	Los Angeles CA TRAN	3.000%	6/30/09		65,000	65,769
	Los Angeles CA USD (Belmont Learning Complex) VRDO	1.450%	9/8/08	LOC	20,200	20,200
	Los Angeles CA USD COP VRDO	1.700%	9/8/08	LOC	15,000	15,000
[1]	Los Angeles CA USD GO TOB VRDO	1.900%	9/8/08	(4)	12,050	12,050
[1]	Los Angeles CA USD GO TOB VRDO	1.910%	9/8/08	(4)	51,975	51,975
[1]	Los Angeles CA USD GO TOB VRDO	1.910%	9/8/08	(4)	6,800	6,800
[1]	Los Angeles CA USD GO TOB VRDO	1.960%	9/8/08	(4)	14,730	14,730
[1]	Los Angeles CA USD GO TOB VRDO	2.190%	9/8/08		10,025	10,025
	Los Angeles CA USD TRAN	4.000%	12/29/08		50,000	50,131
	Los Angeles CA USD TRAN	3.000%	7/30/09		102,000	103,356
	Los Angeles CA Wastewater System Rev. CP	1.470%	12/9/08		30,000	30,000
[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	1.900%	9/8/08	(4)	32,750	32,750

[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	1.910%	9/8/08	(4)	17,025	17,025
[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	1.990%	9/8/08		29,035	29,035
[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	2.000%	9/8/08		19,730	19,730
[1]	Los Angeles CA Wastewater System Rev. TOB VRDO	2.000%	9/8/08		25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	1.550%	9/8/08	LOC	8,600	8,600
	Los Angeles CA Wastewater System Rev. VRDO	1.580%	9/8/08	LOC	11,730	11,730
	Los Angeles CA Wastewater System Rev. VRDO	1.750%	9/8/08	LOC	25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	1.780%	9/8/08	LOC	8,780	8,780
	Los Angeles CA Wastewater System Rev. VRDO	1.900%	9/8/08	LOC	14,440	14,440
	Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	1.600%	9/8/08	LOC	12,500	12,500
	Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	1.950%	9/8/08	LOC	6,205	6,205
	Los Angeles County CA Metro. Transp. Auth. CP	1.470%	12/9/08		10,000	10,000
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/08		6,225	6,253
	Los Angeles County CA TRAN	3.000%	6/30/09		82,500	83,456
	Manteca CA Redev. Agency Tax Allocation Rev. VRDO	2.300%	9/2/08	LOC	5,550	5,550
[1]	Metro. Water Dist. of Southern California Rev. TOB VRDO	1.730%	9/8/08		38,950	38,950
[1]	Metro. Water Dist. of Southern California Rev. TOB VRDO	1.740%	9/8/08		20,750	20,750
[1]	Metro. Water Dist. of Southern California Rev. TOB VRDO	1.780%	9/8/08		8,750	8,750
	Metro. Water Dist. of Southern California Rev. VRDO	2.400%	9/2/08		13,500	13,500
	Metro. Water Dist. of Southern California Rev. VRDO	1.650%	9/8/08		27,000	27,000
	Metro. Water Dist. of Southern California Rev. VRDO	1.420%	9/8/08		10,400	10,400
	Metro. Water Dist. of Southern California Rev. VRDO	1.450%	9/8/08		19,000	19,000
	Metro. Water Dist. of Southern California Rev. VRDO	1.480%	9/8/08		19,740	19,740
	Metro. Water Dist. of Southern California Rev. VRDO	1.510%	9/8/08		36,000	36,000
	Metro. Water Dist. of Southern California Rev. VRDO	1.550%	9/8/08		19,300	19,300

	Metro. Water Dist. of Southern California Rev. VRDO	1.550%	9/8/08		31,875	31,875
	Metro. Water Dist. of Southern California Rev. VRDO	1.550%	9/8/08		34,215	34,215
	Metro. Water Dist. of Southern California Rev. VRDO	1.550%	9/8/08		6,440	6,440
	Metro. Water Dist. of Southern California Rev. VRDO	1.570%	9/8/08		47,400	47,400
	Metro. Water Dist. of Southern California Rev. VRDO	1.580%	9/8/08		36,325	36,325
	Metro. Water Dist. of Southern California Rev. VRDO	1.600%	9/8/08		24,865	24,865
	Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	1.600%	9/8/08	LOC	26,700	26,700
	Mt. Diablo CA USD TRAN	4.000%	11/29/08		10,000	10,017
[1]	Natomas CA USD GO TOB VRDO	1.870%	9/8/08	(13)	8,710	8,710
[1]	New Haven CA USD TOB VRDO	1.890%	9/8/08	LOC	10,726	10,726
	Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	1.800%	6/1/09		61,800	61,800
	Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	1.530%	9/8/08		24,095	24,095
[1]	Oakland CA Redev. Agency Tax Allocation (Central Dist.) VRDO	1.820%	9/8/08	LOC	13,710	13,710
	Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	1.750%	9/8/08	LOC	38,620	38,620
	Orange County CA CP	1.500%	11/3/08		21,000	21,000
	Orange County CA Sanitation Dist. COP VRDO	2.100%	9/2/08		114,675	114,675
	Orange County CA Teeter Plan Notes	3.000%	6/30/09		35,600	35,650
	Orange County CA Water Dist. COP VRDO	1.540%	9/8/08		25,000	25,000
	Otay CA Water Dist. (Capital Project) COP VRDO	1.630%	9/8/08	LOC	9,100	9,100
[1]	Palmdale CA Community Redev. Agency Single Family Mortgage TOB VRDO	2.000%	9/8/08	(Prere.)	5,775	5,775
[1]	Placentia-Yorba Linda CA USD Rev. TOB VRDO	1.810%	9/8/08		16,240	16,240
	Port of Oakland CA CP	1.440%	10/1/08	LOC	26,405	26,405
	Rancho CA Water Dist. Finance Auth. Rev. VRDO	1.900%	9/8/08	LOC	10,500	10,500
[1]	Rancho Santiago CA Community College Dist. TOB VRDO	2.050%	9/8/08	(4)	22,930	22,930
	Riverside CA CTFS Partner VRDO	1.750%	9/8/08	LOC	19,500	19,500
[1]	Riverside CA Electric Rev. TOB VRDO	1.910%	9/8/08	(4)	5,000	5,000
[1]	Riverside CA Electric Rev. TOB VRDO	2.090%	9/8/08	(4)	4,500	4,500
	Riverside CA Electric Rev. VRDO	1.700%	9/8/08	LOC	70,000	70,000
	Riverside CA Electric Rev. VRDO	1.700%	9/8/08	LOC	14,900	14,900

[1]	Riverside CA Water Rev. TOB VRDO	1.780%	9/8/08	(4)	9,640	9,640
	Riverside CA Water Rev. VRDO	1.700%	9/8/08		13,400	13,400
	Riverside County CA CP	1.470%	10/6/08		18,000	18,000
	Riverside County CA CP	1.630%	11/5/08		13,000	13,000
	Riverside County CA Public Fac. Project VRDO	1.580%	9/8/08	LOC	9,900	9,900
	Roseville CA Electric System Rev. COP VRDO	1.600%	9/8/08	LOC	17,500	17,500
[1]	Sacramento CA Housing Auth. Multifamily Rev. TOB VRDO	1.820%	9/8/08		9,435	9,435
	Sacramento CA Muni. Util. Dist. Rev. CP	1.470%	10/9/08		6,500	6,500
[1]	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.140%	9/8/08	(4)	13,510	13,510
[1]	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.160%	9/8/08	(4)	15,925	15,925
[1]	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	2.200%	9/8/08	(4)	5,290	5,290
	Sacramento CA Muni. Util. Dist. Rev. VRDO	1.620%	9/8/08	LOC	18,650	18,650
	Sacramento CA Suburban Water Dist. COP VRDO	1.540%	9/8/08	LOC	6,200	6,200
	Sacramento County CA (Administration Center & Courthouse) VRDO	1.750%	9/8/08	LOC	25,925	25,925
[1]	Sacramento County CA Sanitation Dist. Financing Auth. Rev. TOB VRDO	1.820%	9/8/08	LOC	3,025	3,025
[1]	Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	2.010%	9/8/08		15,335	15,335
	Sacramento County CA Sanitation Dist. Financing Auth. VRDO	1.500%	9/8/08	LOC	5,000	5,000
[1]	San Bernardino CA Community College Dist. TOB VRDO	1.960%	9/8/08	(4)	7,285	7,285
[1]	San Diego CA Community College Dist. GO TOB VRDO	1.910%	9/8/08	(4)	37,985	37,985
[1]	San Diego CA Community College Dist. GO TOB VRDO	1.910%	9/8/08	(4)	6,230	6,230
[1]	San Diego CA Community College Dist. GO TOB VRDO	1.960%	9/8/08	(4)	10,350	10,350
[1]	San Diego CA Community College Dist. GO TOB VRDO	2.050%	9/8/08	(4)	20,570	20,570
[1]	San Diego CA Community College Dist. GO TOB VRDO	2.050%	9/8/08	(4)	8,365	8,365
	San Diego CA Housing Auth. Multifamily Housing Rev. (Bay Vista Apartments Projects) VRDO	1.970%	9/8/08		4,890	4,890
	San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	1.970%	9/8/08	LOC	32,440	32,440
[1]	San Diego CA USD TOB VRDO	1.910%	9/8/08	(4)	8,455	8,455

[1]	San Diego CA Water Auth. Rev. COP TOB VRDO	1.940%	9/8/08	(4)	9,120	9,120
[1]	San Diego CA Water Auth. Rev. COP TOB VRDO	1.940%	9/8/08	(4)	12,665	12,665
	San Diego County CA Water Auth. CP	1.530%	9/10/08		10,000	10,000
	San Diego County CA Water Auth. CP	1.550%	10/8/08		5,000	5,000
	San Diego County CA Water Auth. CP	1.500%	2/5/09		13,200	13,200
	San Diego County CA Water Auth. CP	1.580%	2/13/09		20,000	20,000
[1]	San Diego County CA Water Auth. Rev. COP TOB VRDO	1.840%	9/8/08	(4)	16,900	16,900
[1]	San Diego County CA Water Auth. Rev. TOB VRDO	1.910%	9/8/08	(4)	9,800	9,800
[1]	San Diego County CA Water Auth. TOB VRDO	1.910%	9/8/08	(4)	9,145	9,145
[1]	San Diego County CA Water Auth. TOB VRDO	1.910%	9/8/08	(4)	7,500	7,500
[1]	San Diego County CA Water Auth. TOB VRDO	1.910%	9/8/08	(4)	9,750	9,750
[1]	San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	2.190%	9/8/08		13,595	13,595
[1]	San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	1.740%	9/8/08		9,975	9,975
[1]	San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	1.810%	9/8/08		9,385	9,385
[1]	San Francisco CA Bay Area Rapid Transit Rev. TOB VRDO	1.810%	9/8/08		6,170	6,170
	San Francisco CA City & County GO	4.000%	6/15/09		44,595	45,409
	San Francisco CA City & County International Airport Rev. VRDO	1.870%	9/8/08	LOC	21,750	21,750
	San Francisco CA City & County International Airport Rev. VRDO	1.900%	9/8/08	(4)	20,000	20,000
	San Francisco CA City & County Redev. Agency Multifamily Rev. VRDO	2.000%	9/8/08		15,200	15,200
[1]	San Francisco CA City & County TOB VRDO	1.960%	9/8/08	(4)	4,340	4,340
[1]	San Francisco CA City & County TOB VRDO	2.340%	9/8/08	(4)	4,995	4,995
	San Joaquin County CA Transp. Auth. Sales Tax Rev. CP	1.670%	11/6/08	LOC	50,000	50,000
	San Jose CA Financing Auth. Lease Rev. CP	1.480%	11/5/08	LOC	38,721	38,721
	San Jose CA Financing Auth. Lease Rev. VRDO	1.400%	9/8/08	LOC	6,000	6,000
	San Jose CA Redev. Agency VRDO	1.810%	9/8/08	LOC	15,100	15,100

	San Jose CA Redev. Agency VRDO	1.950%	9/8/08	LOC	9,200	9,200
[1]	San Jose CA Uni. Sch. Dist. Santa Clara Cnty. TOB VRDO	1.780%	9/8/08		7,500	7,500
[1]	San Jose Evergreen CA Community College Dist. TOB VRDO	2.060%	9/8/08	(4)	6,800	6,800
[1]	San Mateo County CA Community College Dist. TOB VRDO	1.740%	9/8/08		22,830	22,830
[1]	San Mateo County CA Community College Dist. TOB VRDO	1.810%	9/8/08		8,405	8,405
[1]	San Mateo County CA Community College Dist. TOB VRDO	1.820%	9/8/08		11,660	11,660
[1]	San Ramon Valley CA USD GO TOB VRDO	1.960%	9/8/08	(4)	5,135	5,135
	Santa Ana CA Finance Auth. Rev. VRDO	2.150%	9/2/08	LOC	5,600	5,600
	Santa Clara CA Electric Rev. VRDO	1.630%	9/8/08	LOC	27,300	27,300
	Santa Clara CA USD	5.000%	7/1/09		5,430	5,579
	Santa Clara County CA Financing Auth. Lease Rev. (VMC Facilities Replacement Project) VRDO	1.650%	9/8/08		11,335	11,335
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.430%	9/8/08		28,805	28,805
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.430%	9/8/08		33,765	33,765
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.600%	9/8/08		12,500	12,500
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.650%	9/8/08		8,200	8,200
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.650%	9/8/08		23,060	23,060
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.700%	9/8/08		29,475	29,475
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	1.750%	9/8/08		16,835	16,835
[1]	Santa Clara Valley CA Water Dist. TOB VRDO	1.990%	9/8/08		15,000	15,000
	Santa Rosa CA Waste Water Rev. VRDO	1.580%	9/8/08	LOC	14,000	14,000
[1]	Sequoia CA USD TOB VRDO	1.940%	9/8/08	(4)	5,860	5,860
[1]	Sonoma County CA (Jr. College District) TOB VRDO	1.910%	9/8/08	(4)	5,155	5,155
	Sonoma County CA TRAN	4.000%	10/17/08		31,000	31,027
	South Coast CA Local Educ. Agencies TRAN	3.000%	6/30/09		81,385	82,300
	South Placer CA Wastewater Auth. Rev. VRDO	1.600%	9/8/08	LOC	22,850	22,850
	Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	2.670%	9/2/08		11,965	11,965

Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	1.790%	9/8/08	16,800	16,800
	Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	1.600%	9/8/08	LOC	11,000	11,000
	Torrance CA TRAN	3.000%	7/2/09		25,000	25,260
	Univ. of California Regents CP	1.480%	9/8/08		28,000	28,000
	Univ. of California Regents CP	1.500%	9/12/08		45,000	45,000
	Univ. of California Regents CP	1.550%	10/2/08		33,200	33,200
	Univ. of California Regents CP	1.470%	10/8/08		2,500	2,500
	Univ. of California Regents CP	1.470%	10/14/08		23,900	23,900
	Univ. of California Regents CP	1.420%	12/11/08		35,150	35,150
	Univ. of California Regents VRDO	2.240%	9/2/08		2,700	2,700
	Univ. of California Regents VRDO	2.400%	9/2/08		22,645	22,645
	Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/08	(Prere.)	8,485	8,570
[1]	Univ. of California Rev. TOB VRDO	1.810%	9/8/08		3,270	3,270
[1]	Univ. of California Rev. TOB VRDO	1.820%	9/8/08		2,475	2,475
[1]	Univ. of California Rev. TOB VRDO	1.820%	9/8/08		1,890	1,890
[1]	Univ. of California Rev. TOB VRDO	1.910%	9/8/08	(4)	2,570	2,570
[1]	Univ. of California Rev. TOB VRDO	1.910%	9/8/08	(4)	6,470	6,470
[1]	Univ. of California Rev. TOB VRDO	1.910%	9/8/08	(4)	20,695	20,695
[1]	Univ. of California Rev. TOB VRDO	1.910%	9/8/08	(4)	20,880	20,880
[1]	Univ. of California Rev. TOB VRDO	1.920%	9/8/08	(4)	2,450	2,450
[1]	Univ. of California Rev. TOB VRDO	1.920%	9/8/08	(4)	20,000	20,000
[1]	Univ. of California Rev. TOB VRDO	1.970%	9/8/08	(4)	9,845	9,845
	Val Verde CA USD COP VRDO	1.700%	9/8/08	LOC	16,800	16,800
	Ventura County CA TRAN	3.500%	7/1/09		35,000	35,544
[1]	West Contra Costa CA USD TOB VRDO	1.820%	9/8/08	(13)	6,900	6,900
[1]	West Contra Costa CA USD TOB VRDO	2.340%	9/8/08	(4)	5,015	5,015
[1]	Yosemite CA Community College Dist. TOB VRDO	1.910%	9/8/08	(4)	4,000	4,000
[1]	Yosemite CA Community College Dist. TOB VRDO	1.920%	9/8/08	(4)	17,520	17,520
						8,151,622
Total Tax-Exempt Municipal Bonds (Cost $8,151,622)						8,151,622
Total Investments (100.0%) (Cost $8,151,622)						8,151,622
Other Assets and Liabilities-Net (0.0%)						790
Net Assets (100%)						8,152,412

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $1,954,667,000, representing 24.0% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
	Maturity			Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (96.9%)
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/09	(2)(Prere.)	3,000	3,184
ABAG Finance Auth. for Non-Profit Corp. California (Oshman Family Jewish Community) VRDO	2.200%	9/2/08	LOC	5,200	5,200
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/26		1,000	1,007
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/32		3,180	3,137
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17	(1)	5,000	5,176
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18	(1)	2,000	2,068
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	30,375	8,426
Alameda County CA USD	0.000%	8/1/24	(4)	3,510	1,577
Alameda County CA USD	0.000%	8/1/29	(4)	5,000	1,687
Anaheim CA Public Finance Auth. Distribution System Rev.	5.000%	10/1/21	(1)	3,390	3,482
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20		8,820	9,403
Bay Area Toll Auth. CA Toll Bridge Rev.	5.500%	4/1/43		10,000	10,437
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28	(1)	2,250	795
California County CA Tobacco Securitization Agency	0.000%	6/1/28		7,500	5,304
California County CA Tobacco Securitization Agency	0.000%	6/1/36		7,500	5,046
California Educ. Fac. Auth. Rev. (Claremont Graduate Univ.)	5.000%	3/1/42		8,330	7,940
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/19		1,615	1,811
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/25		2,000	1,989
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25		2,000	2,011
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30		3,500	3,454
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36		8,985	8,681
California GO	6.250%	9/1/12	(3)	9,000	9,816
California GO	5.000%	11/1/13		13,000	14,128

California GO	7.000%	11/1/13	(3)	65	66
California GO	5.250%	10/1/14	(3)	1,955	1,959
California GO	5.000%	11/1/14		39,090	42,651
California GO	6.000%	8/1/19	(3)	210	213
California GO	5.000%	11/1/22		11,905	12,266
California GO	5.000%	9/1/25		16,950	17,196
California GO	5.125%	2/1/26		15,325	15,538
California GO	5.000%	6/1/26	(3)	40,000	40,478
California GO	5.000%	9/1/28		15,350	15,420
California GO	5.000%	6/1/32		35,000	34,614
California GO	5.000%	6/1/34		40,000	39,331
California GO	5.000%	8/1/34		5,000	4,912
California GO	4.500%	12/1/34		15,825	14,170
California GO	5.000%	6/1/37		13,215	12,899
California GO	5.250%	3/1/38		41,580	41,456
California GO	5.250%	8/1/38		10,000	9,970
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/33		7,950	7,457
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/36		2,075	1,973
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/32		10,000	10,067
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/19	(1)	765	765
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/30		5,000	4,968
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	6,873
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/34		10,000	9,523
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/08	(1)(Prere.)	5,000	5,065
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		5,000	5,073
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.250%	8/15/22		5,000	5,160
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.250%	11/15/46		42,500	41,223
California Housing Finance Agency Home Mortgage	5.500%	8/1/38		5,000	5,029
California Housing Finance Agency Home Mortgage Rev.	6.050%	8/1/27	(2) (7)	5,000	5,114
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		6,400	6,750
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		6,030	6,423
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13		8,000	8,586
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll)	5.000%	1/1/28	(3)(Prere.)	7,500	8,122
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/31	(3)	7,635	7,433

California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/18		3,905	4,057
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/20		1,500	1,544
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/34		20,040	20,046
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/31		7,610	7,663
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/31		5,500	5,530
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13	(2)	30,000	33,044
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/26	(2)	4,750	4,837
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09	(3)(Prere.)	3,000	3,131
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09	(3)(Prere.)	5,260	5,489
California Public Works Board Lease Rev. (California Community College)	5.000%	3/1/27	(3)	6,220	6,139
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/15	(2)	4,000	4,319
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16	(2)	5,500	6,032
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/17		6,000	6,335
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/17	(2)	30,000	34,787
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/17	(1)	13,835	14,549
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/19	(1)	15,230	15,744
California Public Works Board Lease Rev. (Dept. of Forestry & Fire Services)	5.000%	11/1/32		13,850	13,545
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/09	(1)(Prere.)	7,885	8,326
California Public Works Board Lease Rev. (Office of Emergency Services)	5.000%	3/1/27	(3)	8,950	8,833
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/19	(4)	6,375	6,784
California Public Works Board Lease Rev. (Univ. of California)	5.250%	11/1/27	(1)	9,045	9,212
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/30		17,000	17,104
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		43,000	47,928
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22		30,000	31,308

California State Dept. of Water Resources Power Supply Rev. VRDO	2.100%	9/2/08	LOC	27,450	27,450
California State Econ. Recovery Bonds	5.000%	7/1/11	(1)	16,420	17,528
California State Econ. Recovery Bonds	5.250%	7/1/13		7,750	8,589
California State Econ. Recovery Bonds	5.000%	7/1/17	(3)	35,700	37,434
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		25,000	26,072
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	26,263
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		32,000	34,196
California State Univ. Rev. & Colleges Housing System Rev.	5.625%	11/1/09	(3)(Prere.)	6,920	7,297
California State Univ. Rev. Systemwide	5.250%	11/1/19	(4)	5,000	5,425
California State Univ. Rev. Systemwide	5.250%	11/1/20	(4)	4,745	5,131
California State Univ. Rev. Systemwide	5.000%	11/1/21	(2)	17,215	17,806
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/35		14,500	13,552
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/30		5,000	4,586
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/35		5,250	4,683
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/39		5,000	4,245
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18		5,875	5,949
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/37		2,465	2,277
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/38		18,000	15,628
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	6.000%	5/15/40		7,000	7,035
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/32		10,880	10,445
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/34		15,140	14,421
California Statewide Community Dev. Auth. Rev. (John Muir Health Services) VRDO	2.050%	9/2/08	LOC	2,000	2,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/32		18,250	18,365
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		26,000	25,180

California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30	(2)	8,000	8,053
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/23		20,000	20,721
California Statewide Community Dev. Auth. Rev. (Presbyterian Homes)	4.875%	11/15/36		7,230	5,960
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/34		10,885	10,946
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09	(1)(Prere.)	3,325	3,511
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09	(1)(Prere.)	1,000	1,056
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/16	(2)	5,500	5,516
Clovis CA USD GO	0.000%	8/1/09	(3)(ETM)	7,570	7,430
Clovis CA USD GO	0.000%	8/1/09	(3)(ETM)	7,500	7,361
Clovis CA USD GO	0.000%	8/1/13	(3)	4,935	4,106
Clovis CA USD GO	0.000%	8/1/15	(3)	2,770	2,074
Clovis CA USD GO	0.000%	8/1/16	(3)	2,865	2,030
Clovis CA USD GO	0.000%	8/1/26	(3)	6,000	2,297
Clovis CA USD GO	0.000%	8/1/27	(3)	8,000	2,876
Clovis CA USD GO	0.000%	8/1/29	(3)	8,005	2,552
Contra Costa CA Water Dist. Rev.	5.000%	10/1/17	(4)	7,015	7,492
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29	(3)	5,000	5,174
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/32	(3)	33,320	33,458
Eastern California Muni. Water. Dist. Water & Sewer Rev.	6.750%	7/1/12	(3)	8,500	9,234
Escondido CA Union High School Dist.	0.000%	11/1/20	(1)	4,000	2,154
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/29	(2)	9,450	9,316
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/32	(2)	12,825	12,509
Fontana CA USD	5.250%	8/1/27	(4)	6,700	6,928
Fontana CA USD	5.250%	8/1/31	(4)	6,250	6,400
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17	(1)	3,000	2,023
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22	(1)	3,850	1,899
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22		5,590	6,565
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23	(1)	3,590	1,666
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25	(1)	2,390	986

Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/16	(1)	8,400	8,562
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/19	(1)	5,200	5,260
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/26		10,000	9,467
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28	(1)	15,000	15,102
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/33		10,000	2,011
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/34		10,000	1,883
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.750%	1/15/40	(1)	12,000	11,982
Fresno CA Airport Rev.	5.500%	7/1/30	(4)	1,500	1,536
Fullerton Univ. California Rev.	5.700%	7/1/20	(1)	2,165	2,287
Galivan CA Joint Community College Dist.	5.500%	8/1/28	(2)	10,030	10,424
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10	(Prere.)	25,000	26,236
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(10)(Prere.)	4,000	4,405
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(3)(Prere.)	5,000	5,506
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	20,000	18,884
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33	(Prere.)	44,325	48,447
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37		20,000	11,217
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47		10,000	7,440
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47		16,350	13,631
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(1)(Prere.)	1,550	1,713
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(1)(Prere.)	1,735	1,917
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(1)(Prere.)	2,370	2,619
Helix CA Water Dist. COP	5.000%	4/1/19	(4)	4,250	4,352
Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/32	(4)	6,000	6,026
Hollister CA Joint Powers Financing Auth. Wastewater Rev.	5.000%	6/1/37	(4)	7,000	6,989
Imperial Irrigation Dist. California Electric Rev.	5.125%	11/1/38		5,000	4,988
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30	(2)	19,175	17,983
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34	(2)	16,000	14,755
Kern CA High School Dist. GO	6.400%	8/1/14	(1)(ETM)	1,490	1,772

Kern CA High School Dist. GO	6.400%	8/1/15	(1)(ETM)	1,645	1,984
Kern CA High School Dist. GO	6.400%	8/1/16	(1)(ETM)	1,815	2,208
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,570	1,740
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,775	1,967
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	2,000	2,217
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,890	2,095
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20		6,155	6,011
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21		2,500	2,422
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/13	(2)	3,680	3,944
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/18	(2)	4,675	4,971
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/09	(2)(Prere.)	5,500	5,684
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/18	(1)	5,030	5,142
Long Beach CA Finance Auth. Rev.	3.329%	11/15/27		21,130	15,615
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26	(2)	7,570	7,895
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31	(2)	4,015	4,099
Long Beach CA Harbor Rev.	5.000%	5/15/17	(3)	3,655	3,865
Los Angeles CA Community College Dist. GO	5.500%	8/1/11	(1)(Prere.)	8,810	9,622
Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/17	(3)	6,800	7,055
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/18	(1)(ETM)	11,600	11,749
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/21	(4)	2,830	2,942
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	(4)	20,000	20,582
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	(2)	10,000	10,128
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30	(2)	16,000	16,124
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36	(3)	2,925	2,903
Los Angeles CA USD GO	5.250%	7/1/09	(1)(Prere.)	5,175	5,384
Los Angeles CA USD GO	5.625%	7/1/09	(1)(Prere.)	6,615	6,903
Los Angeles CA USD GO	5.250%	7/1/14	(1)	12,715	13,874
Los Angeles CA USD GO	5.000%	7/1/24	(2)	9,745	10,057
Los Angeles CA USD GO	5.000%	7/1/30	(3)	7,500	7,538
Los Angeles CA Wastewater System Rev.	6.000%	6/1/21	(3)	4,000	4,611
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/19	(4)	6,170	6,355

	Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	5/1/10	(2)(Prere.)	4,700	4,954
	Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/18	(4)	2,700	2,981
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/23	(1)	4,000	4,031
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/24	(1)	4,000	4,017
	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/25	(1)	2,165	2,162
	Los Angeles County CA Sanitation Dist. Financing Auth Rev.	4.500%	10/1/42	(2)	20,000	17,783
	Los Angeles County CA Schools COP	0.000%	8/1/14	(2)(ETM)	1,000	797
	Los Angeles County CA Schools COP	0.000%	8/1/20	(2)	2,095	1,175
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25		3,410	3,568
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28		4,235	4,368
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/29		5,500	5,650
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35		16,935	17,186
	Metro. Water Dist. of Southern California Rev. VRDO	2.250%	9/2/08		2,500	2,500
	Modesto CA High School Dist. GO	0.000%	8/1/15	(3)	5,000	3,744
	Modesto CA High School Dist. GO	0.000%	8/1/17	(3)	3,000	2,008
	Modesto CA High School Dist. GO	0.000%	8/1/18	(3)	3,225	2,033
	Modesto CA Irrigation Dist. COP	5.000%	7/1/20	(1)	2,175	2,220
	Modesto CA Irrigation Dist. COP	5.000%	10/1/31	(2)	14,540	14,285
[1]	Modesto CA Irrigation Dist. COP	5.500%	7/1/35		3,000	3,052
	Modesto CA Irrigation Dist. COP	5.000%	10/1/36	(2)	4,795	4,647
	Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/11	(2)(ETM)	5,750	6,130
	Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22	(2)(ETM)	9,750	11,696
	Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16	(4)	1,010	1,071
	Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17	(4)	1,060	1,121
	Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18	(4)	1,115	1,175
	Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19	(4)	1,120	1,181
	Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20	(4)	1,180	1,244
	Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	2,720	3,066
	Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	2,860	3,224
	Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	3,010	3,393
	Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	3,170	3,573

Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	3,335	3,759
Mount San Antonio California Community College Dist.	5.250%	8/1/14	(1)(Prere.)	2,000	2,254
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13	(2)	8,000	8,630
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	30,910	36,890
Napa Valley CA USD Election GO	4.500%	8/1/42	(4)	12,690	11,639
Natomas CA USD GO	5.200%	9/1/19	(3)	5,000	5,101
New Haven CA USD GO	12.000%	8/1/16	(4)	2,480	3,934
New Haven CA USD GO	12.000%	8/1/17	(4)	1,500	2,447
Newark CA USD GO	0.000%	8/1/11	(4)	1,670	1,532
Newark CA USD GO	0.000%	8/1/12	(4)	1,820	1,603
Newark CA USD GO	0.000%	8/1/13	(4)	2,050	1,733
North Orange County CA Community College Dist. GO	5.375%	8/1/12	(1)(Prere.)	5,080	5,652
Northern California Gas Auth. No. 1 Rev.	2.320%	7/1/13		14,000	12,023
Northern California Gas Auth. No. 1 Rev.	2.470%	7/1/17		17,000	13,239
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/11		2,000	2,119
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/12		2,935	3,135
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/18	(1)	10,000	11,728
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/21	(2)(Prere.)	1,810	2,356
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/28	(1)	11,140	11,149
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14	(2)	5,500	5,886
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/13	(Prere.)	2,380	2,637
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/13	(Prere.)	3,730	4,133
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/11		4,260	4,344
Palmdale CA COP	5.250%	9/1/19	(1)	1,310	1,390
Palmdale CA COP	5.250%	9/1/20	(1)	1,450	1,523
Palmdale CA COP	5.250%	9/1/21	(1)	1,605	1,671
Palmdale CA COP	5.250%	9/1/22	(1)	1,765	1,851
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/18		890	899
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/19		895	898
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/20		890	890
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/26		4,460	4,333

Palomar Pomerado Health System California Rev.	5.375%	11/1/11	(1)	3,865	3,975
Palomar Pomerado Health System California Rev.	5.375%	11/1/13	(1)	6,730	6,922
Palomar Pomerado Health System California Rev.	4.500%	8/1/32	(1)	12,500	11,600
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/13	(4)(Prere.)	7,000	8,083
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/19	(2)	1,150	670
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/21	(2)	2,575	1,305
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/22	(2)	3,755	1,783
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/24	(2)	1,000	418
Pomona CA USD GO	5.600%	8/1/14	(1)(ETM)	1,585	1,817
Pomona CA USD GO	5.600%	8/1/15	(1)(ETM)	2,000	2,313
Pomona CA USD GO	5.600%	8/1/16	(1)(ETM)	1,000	1,162
Pomona CA USD GO	7.500%	8/1/17	(1)(ETM)	2,540	3,301
Port of Oakland CA Rev.	5.000%	11/1/16	(1)	8,160	8,794
Port of Oakland CA Rev.	5.000%	11/1/17	(1)	5,000	5,360
Port of Oakland CA Rev.	5.000%	11/1/18	(1)	12,000	12,713
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14	(Prere.)	12,000	13,689
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47		27,000	24,067
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21	(1)	2,650	2,726
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26	(1)	2,905	2,965
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33	(1)	3,000	3,017
Riverside CA USD Special Tax (Community Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/31	(2)	7,295	7,091
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13	(1)	5,000	4,196
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14	(1)	2,000	1,597
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15	(1)	2,000	1,515
Riverside County CA Transp. Commission Sales Tax Rev. PUT	5.000%	12/1/09		10,000	10,327

Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14	(2)	9,750	10,336
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20	(2)	6,785	7,254
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/14	(4)	5,615	6,186
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19	(2)	6,000	6,765
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20	(2)	15,850	17,954
Sacramento County CA Airport Rev.	5.250%	7/1/12	(4)(Prere.)	2,305	2,540
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10	(1)(ETM)	2,545	2,644
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/26	(3)	5,000	5,106
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/27	(3)	7,470	7,604
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/29	(3)	7,890	7,970
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/30	(3)	5,650	5,686
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/21	(3)	5,225	5,388
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/27	(3)	13,055	13,082
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/28	(3)	9,290	9,278
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10	(Prere.)	7,000	7,263
San Bernardino County CA Medical Center COP	6.500%	8/1/17	(1)	17,915	20,478
San Diego CA Community College Dist. GO	5.000%	8/1/30	(4)	6,000	6,130
San Diego CA USD GO	0.000%	7/1/15	(3)	5,370	4,077
San Diego CA USD GO	0.000%	7/1/16	(3)	4,565	3,286
San Diego CA USD GO	5.500%	7/1/23	(1)	8,205	9,219
San Diego CA USD GO	5.500%	7/1/24	(1)	10,000	11,245
San Diego CA USD GO	5.500%	7/1/24	(4)	14,015	15,845
San Diego CA USD GO	5.500%	7/1/25	(1)	9,000	10,122
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26	(4)	7,275	7,557
San Diego County CA COP	5.250%	10/1/21		1,485	1,509
San Diego County CA COP	5.000%	2/1/28	(2)	2,000	1,978
San Diego County CA COP	5.250%	10/1/28		2,745	2,757
San Diego County CA COP	5.000%	2/1/30	(2)	2,345	2,309
San Diego County CA COP	5.375%	10/1/41		8,545	8,569
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10	(2)	6,370	6,889
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11	(2)	7,455	8,294
San Francisco CA Bay Area Rapid Transit Rev.	5.000%	8/1/35		10,000	10,172
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	4,305	4,729

San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	4,770	5,240
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	5,020	5,514
San Francisco CA City & County Public Util. Comm. Rev.	4.750%	11/1/36	(4)	9,000	8,583
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		20,330	21,651
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/24	(1)	15,000	6,227
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25	(1)	18,250	7,064
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/30	(1)	7,000	1,946
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/31	(1)	11,950	3,088
San Jose CA Airport Rev.	5.000%	3/1/33	(2)	15,000	14,709
San Jose CA Redev. Agency	5.000%	8/1/10	(1)(Prere.)	1,525	1,626
San Jose CA Redev. Agency	6.000%	8/1/11	(1)(ETM)	2,915	3,225
San Jose CA Redev. Agency	6.000%	8/1/11	(1)	5,930	6,410
San Jose CA Redev. Agency	5.000%	8/1/26	(1)	37,955	37,776
San Juan CA USD GO	0.000%	8/1/13	(4)	2,220	1,875
San Juan CA USD GO	0.000%	8/1/14	(4)	2,610	2,104
San Juan CA USD GO	0.000%	8/1/16	(4)	2,000	1,455
San Juan CA USD GO	0.000%	8/1/18	(4)	1,785	1,163
San Juan CA USD GO	0.000%	8/1/19	(4)	2,210	1,350
San Juan CA USD GO	0.000%	8/1/20	(4)	4,930	2,817
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11	(Prere.)	2,575	2,802
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11	(Prere.)	1,000	1,088
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11	(Prere.)	2,635	2,875
San Mateo County CA Community College Dist. GO	5.000%	9/1/31		5,000	5,096
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13	(1)	14,560	16,007
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/21	(1)	3,500	3,711
San Ramon Valley CA USD GO	0.000%	7/1/09	(3)	4,895	4,806
San Ramon Valley CA USD GO	0.000%	7/1/10	(3)	7,050	6,713
San Ramon Valley CA USD GO	0.000%	7/1/12	(3)	6,645	5,825
San Ramon Valley CA USD GO	0.000%	7/1/13	(3)	7,430	6,240
San Ramon Valley CA USD GO	0.000%	7/1/14	(3)	8,290	6,631
San Ramon Valley CA USD GO	0.000%	7/1/15	(3)	5,605	4,255
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16	(1)	5,345	6,062
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17	(1)	2,000	2,271
Santa Clara CA Electric Rev.	5.250%	7/1/19	(1)	2,200	2,332
Santa Clara CA Electric Rev.	5.250%	7/1/20	(1)	1,550	1,627
Santa Clara CA Electric Rev.	5.000%	7/1/21	(1)	4,895	5,034
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10	(2)	3,085	3,252

	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13	(2)	5,050	5,327
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14	(2)	5,325	5,617
	Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15	(2)	5,620	5,929
	Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/15		6,565	7,213
	Santa Clara County CA Financing Auth. Lease Rev.	5.250%	5/15/36		20,000	20,333
	Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20	(3)	6,715	3,766
	Santa Rosa CA Waste Water Rev.	6.000%	7/2/15	(2)	7,000	7,673
	Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,580	6,201
	Solano County CA COP	5.250%	11/1/12	(1)(Prere.)	3,785	4,195
	Solano County CA COP	5.250%	11/1/12	(1)(Prere.)	3,770	4,179
	South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/35	(3)	8,610	8,206
	Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/21	(1)	220	221
	Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25		7,970	7,147
	Ukiah CA Electric Rev.	6.250%	6/1/18	(1)	6,000	6,768
	Union CA Elementary School Dist. GO	0.000%	9/1/15	(3)	3,860	2,909
	Union CA Elementary School Dist. GO	0.000%	9/1/16	(3)	1,500	1,071
	Union CA Elementary School Dist. GO	0.000%	9/1/17	(3)	2,295	1,549
	Union CA Elementary School Dist. GO	0.000%	9/1/18	(3)	1,630	1,038
	Union CA Elementary School Dist. GO	0.000%	9/1/19	(3)	1,750	1,046
	Union CA Elementary School Dist. GO	0.000%	9/1/20	(3)	2,300	1,285
	Union CA Elementary School Dist. GO	0.000%	9/1/21	(3)	2,000	1,050
	Univ. of California Regents VRDO	2.400%	9/2/08		4,000	4,000
	Univ. of California Rev.	4.750%	5/15/33		12,425	12,229
	Univ. of California Rev.	5.000%	5/15/33	(2)	30,790	30,615
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18	(4)	3,695	3,874
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19	(4)	3,000	3,154
	Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19	(3)	5,000	4,948
[2]	Walnut Valley CA USD	6.000%	8/1/12	(2)(ETM)	1,790	2,025
[2]	Walnut Valley CA USD	6.000%	8/1/13	(2)(ETM)	1,980	2,279
[2]	Walnut Valley CA USD	6.000%	8/1/14	(2)(ETM)	2,205	2,575
	Walnut Valley CA USD	6.000%	8/1/15	(2)(ETM)	2,470	2,918
	Walnut Valley CA USD	6.000%	8/1/16	(2)(ETM)	2,690	3,199
	Washington Township CA Health Care Dist. Rev.	5.000%	7/1/32		3,000	2,781
	Washington Township CA Health Care Dist. Rev.	5.000%	7/1/37		3,500	3,187
	Yuba City CA USD	0.000%	9/1/15	(3)	1,870	1,388
	Yuba City CA USD	0.000%	9/1/17	(3)	2,060	1,364
	Yuba City CA USD	0.000%	9/1/19	(3)	2,270	1,329
						2,997,796
Puerto Rico (2.5%)
Puerto Rico GO	5.000%	7/1/13	(Prere.)	4,025	4,436
Puerto Rico GO	5.250%	7/1/16	(Prere.)	4,290	4,873
Puerto Rico GO	5.500%	7/1/16	(1)	10,000	10,688
Puerto Rico GO	5.500%	7/1/19	(2)	6,500	6,761
Puerto Rico GO	5.250%	7/1/27		5,710	5,676
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10		5,000	5,172
Puerto Rico Muni. Finance Agency	5.250%	7/1/19	(11)	2,250	2,294
Puerto Rico Muni. Finance Agency	5.250%	8/1/19	(4)	7,000	7,518
Puerto Rico Muni. Finance Agency	5.250%	7/1/20	(11)	1,300	1,316
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(11)	2,255	2,283
Puerto Rico Muni. Finance Agency	5.250%	7/1/21	(11)	1,445	1,459
Puerto Rico Muni. Finance Agency	5.250%	8/1/22	(11)	3,000	3,021
Puerto Rico Muni. Finance Agency	5.250%	8/1/23	(11)	1,000	1,005
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	75	82
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33		5,175	5,111
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	16,000	16,410
					78,105
Total Tax-Exempt Municipal Bonds (Cost $3,073,831)					3,075,901
Total Investments (99.4%) (Cost $3,073,831)					3,075,901
Other Assets and Liabilities-Net (0.6%)					17,952
Net Assets (100%)					3,093,853
1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2008.
2 Securities with a value of $6,406,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the cost of investment securities for tax purposes was $3,088,168,000. Net unrealized depreciation of investment securities for tax purposes was $12,267,000, consisting of unrealized gains of $61,849,000 on securities that had risen in value since their purchase and $74,116,000 in unrealized losses on securities that had fallen in value since their purchase.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Number of
	Long	Aggregate	Unrealized
	(Short	Settlement	Appreciation
	Contracts	Value	(Depreciation
30- Year U.S. Treasury Bond	(397)	46,573	178

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices		178
Level 2- Other significant observable inputs	3,075,901
Level 3- Significant unobservable inputs
Total	3,075,901	178

Vanguard California Intermediate-Term Tax-Exempt

Schedule of Investments

As of August 31, 2008

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (95.4%)
ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek) VRDO	2.250%	9/2/08		18,800	18,800
ABAG Finance Auth. for Non-Profit Corp. California (Charleston Project) VRDO	2.550%	9/2/08	LOC	4,500	4,500
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/09	(2)(Prere.)	9,180	9,742
ABAG Finance Auth. for Non-Profit Corp. California (Oshman Family Jewish Community) VRDO	2.200%	9/2/08	LOC	20,650	20,650
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14	(1)	10,150	10,506
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20	(2)	12,250	6,547
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29	(2)	30,000	8,892
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	8,000	2,219
Alameda County CA (Medical Center) COP	5.250%	6/1/09	(1)(ETM)	2,910	2,948
Alameda County CA (Medical Center) COP	5.250%	6/1/12	(1)(ETM)	1,595	1,615
Alameda County CA (Medical Center) COP	5.250%	6/1/13	(1)(ETM)	1,785	1,807
Alameda County CA (Medical Center) COP	5.375%	6/1/14	(1)(ETM)	1,880	1,903
Alameda County CA (Medical Center) COP	5.375%	6/1/15	(1)(ETM)	3,960	4,009
Alameda County CA COP	5.375%	12/1/10	(1)	2,000	2,111
Alameda County CA COP	5.375%	12/1/12	(1)	11,000	11,851
Alameda County CA COP	5.375%	12/1/13	(1)	13,930	15,008
Alameda County CA COP	5.375%	12/1/14	(1)	4,790	5,154
Alameda County CA COP	5.375%	12/1/15	(1)	1,500	1,614
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/14	(4)	2,330	2,532
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/15	(4)	4,010	4,268
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/16	(1)	1,915	2,045

Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/16	(4)	5,000	5,293
Anaheim CA Public Finance Auth. Electric System Rev.	5.250%	10/1/17	(4)	2,750	2,972
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/20	(1)	4,210	4,441
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/21	(1)	4,425	4,636
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/22	(1)	4,660	4,844
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/24	(1)	5,175	5,328
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/25	(1)	5,450	5,590
Anaheim CA Union High School Dist. GO	5.375%	8/1/12	(4)(Prere.)	2,235	2,477
Anaheim CA Union High School Dist. GO	5.375%	8/1/12	(4)(Prere.)	1,250	1,385
Anaheim CA Union High School Dist. GO	5.375%	8/1/12	(4)(Prere.)	1,000	1,108
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/13	(2)	10,030	10,048
Bakersfield CA WasteWater Rev.	5.000%	9/15/24	(4)	7,600	7,926
Bakersfield CA WasteWater Rev.	5.000%	9/15/25	(4)	10,065	10,458
Bakersfield CA WasteWater Rev.	5.000%	9/15/27	(4)	10,400	10,728
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(2)	32,610	33,419
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(3)	50,000	51,451
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/16		6,400	7,065
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17		12,330	13,584
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18		21,440	23,356
Burbank CA Public Finance Auth.	5.250%	12/1/12	(2)	3,540	3,814
Burbank CA Public Finance Auth.	5.250%	12/1/13	(2)	4,615	5,004
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11	(3)	2,465	2,249
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12	(3)	2,525	2,207
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13	(3)	2,590	2,168
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14	(3)	2,655	2,117
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27	(1)	8,710	8,875
California County CA Tobacco Securitization Agency	0.000%	6/1/21		15,000	11,451
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12	(3)(ETM)	90	99
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12	(3)	3,550	3,851

California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/24		5,000	5,280
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/26		8,465	8,871
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/14		360	398
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/15		380	423
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/16		400	447
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/14		10,000	11,054
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/09		1,260	1,289
California GO	5.750%	12/1/09	(3)	11,765	12,322
California GO	5.750%	2/1/11	(3)	6,500	6,998
California GO	5.000%	4/1/12		2,000	2,146
California GO	5.375%	4/1/12	(Prere.)	6,970	7,674
California GO	5.000%	6/1/12		16,280	17,502
California GO	5.375%	4/1/15		125	134
California GO	5.000%	4/1/17		7,520	8,126
California GO	5.250%	2/1/18	(1)	5,000	5,448
California GO	6.000%	2/1/18	(2)	6,240	7,162
California GO	5.000%	4/1/18		10,000	10,747
California GO	5.000%	8/1/19		30,000	31,388
California GO	5.000%	3/1/20		55,385	57,342
California GO	5.000%	8/1/20		10,000	10,440
California GO	5.000%	6/1/22		13,260	13,572
California GO	5.000%	9/1/23		12,120	12,385
California GO	5.000%	10/1/23		12,500	12,775
California GO	5.000%	12/1/23		5,000	5,123
California GO	5.000%	8/1/24	(4)	37,225	38,409
California GO	5.000%	8/1/24		10,000	10,185
California GO	5.000%	10/1/24		16,940	17,244
California GO	5.000%	11/1/24		10,000	10,198
California GO	5.000%	3/1/25		2,000	2,027
California GO	5.000%	8/1/25		10,000	10,151
California GO	5.000%	12/1/25		21,015	21,356
California GO	5.000%	12/1/25		2,795	2,836
California GO	5.000%	3/1/26		10,070	10,177
California GO	5.000%	4/1/26		37,480	37,963
California GO	5.500%	8/1/26		10,000	10,579
California GO	5.500%	3/1/27		12,900	13,563
California GO	5.000%	4/1/27		24,285	24,487
California GO	5.500%	8/1/27		20,930	22,041
California GO	5.250%	11/1/27		4,000	4,070
California GO	5.000%	3/1/28		10,855	10,894
California GO	5.000%	6/1/28		10,005	10,044
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/16		2,170	2,228

California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/19		1,025	1,032
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/26		1,740	1,730
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/09	(1)	2,425	2,456
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/10	(1)	2,080	2,106
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/11	(1)	2,675	2,708
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/12	(1)	2,465	2,496
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/25		5,000	5,056
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/14		4,000	4,240
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/16		2,000	2,095
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17		4,585	4,753
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/09	(4)(ETM)	6,290	6,434
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/09	(1)	7,140	6,972
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/09	(2)(ETM)	10,525	10,662
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/10	(4)(ETM)	5,310	5,429
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/11	(4)(ETM)	7,250	7,412
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/16	(ETM)	5,000	5,063
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/14	(2)	2,280	2,467
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/15	(2)	2,245	2,406
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/16	(2)	2,515	2,684
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/17	(2)	2,630	2,779
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/10	(1)	3,570	3,614
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/09	(2)	4,490	4,651
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/14		2,715	2,836
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/15		3,000	3,111
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/16		6,275	6,457

California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		10,000	10,146
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12	(4)	1,030	1,043
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12	(4)	5,410	5,477
California Housing Finance Agency Home Mortgage	5.200%	8/1/28		4,500	4,516
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,548
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		6,000	6,391
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13		8,325	8,935
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10	(1)(Prere.)	1,300	1,390
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10	(1)(Prere.)	2,935	3,138
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10	(1)(Prere.)	2,245	2,400
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/18	(3)	1,785	1,866
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/19	(3)	1,040	1,076
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/21	(3)	1,145	1,162
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/14		2,500	2,695
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/15		3,500	3,766
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/16		4,500	4,833
California Infrastructure & Econ. Dev. Bank Rev. (Contemporary Jewish Museum) VRDO	2.250%	9/2/08	LOC	20,940	20,940
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/10		1,325	1,377
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/11		1,275	1,341
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/12		2,950	3,106
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/13		2,350	2,459

California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/14		2,250	2,378
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/15		2,430	2,553
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/16		3,620	3,786
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/17		3,820	3,980
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.900%	12/1/11		9,000	9,325
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	4.000%	12/1/11		18,395	18,889
California Infrastructure & Econ. Dev. Bank Rev. (Jewish Community Center) VRDO	2.250%	9/2/08	LOC	52,320	52,320
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13	(2)	18,000	19,826
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/14	(2)	25,815	28,224
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/14	(1)	17,135	19,086
California PCR Financing Auth. Solid Waste Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10		1,000	989
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/20		3,895	3,982
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/15	(2)	6,655	6,803
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/09		9,000	9,212
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/10		4,000	4,185
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/11		3,500	3,707
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/12		5,000	5,348
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/12	(1)	10,625	11,372
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/18	(2)	27,790	29,414
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/21		10,000	10,487
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/22		10,000	10,444
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/17		8,000	8,663

California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/18		5,000	5,376
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/18	(3)	10,310	11,117
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/19	(3)	5,000	5,324
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/20	(3)	7,670	8,114
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/08	(2)	5,000	5,059
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/16	(1)	4,750	4,856
California Public Works Board Lease Rev. (Univ. of California)	5.000%	4/1/25		5,765	5,895
California Public Works Board Lease Rev. (Univ. of California)	5.250%	11/1/26	(1)	9,010	9,204
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/10		3,500	3,697
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/11		7,000	7,550
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/12	(1)	10,000	10,875
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(10)(Prere.)	9,000	10,008
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/13	(2)	16,985	18,626
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		5,000	5,573
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/14		12,500	13,834
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		25,000	27,288
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		50,000	52,500
California State Dept. of Water Resources Power Supply Rev. VRDO	2.400%	9/2/08	LOC	13,285	13,285
California State Econ. Recovery Bonds	5.250%	7/1/12		33,940	37,127
California State Econ. Recovery Bonds	5.250%	7/1/13		57,275	63,472
California State Econ. Recovery Bonds	5.250%	7/1/14		30,000	33,487
California State Econ. Recovery Bonds	5.000%	7/1/15		4,935	5,393
California State Econ. Recovery Bonds	5.000%	7/1/17	(3)	28,000	29,360
California State Econ. Recovery Bonds PUT	4.000%	3/1/10		37,180	38,170
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		55,000	57,358
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		55,000	57,779

	California State Econ. Recovery Bonds PUT	5.000%	7/1/11		20,000	21,373
	California State Econ. Recovery Bonds VRDO	2.010%	9/2/08		18,000	18,000
[1]	California State GO TOB VRDO	3.100%	9/8/08	(4)	4,330	4,330
	California State Univ. Rev. Systemwide	5.375%	11/1/14	(3)	5,390	5,827
	California State Univ. Rev. Systemwide	5.000%	11/1/22	(2)	18,590	19,130
	California State Univ. Rev. Systemwide	5.000%	11/1/24		11,190	11,642
	California State Univ. Rev. Systemwide	5.000%	11/1/25		11,820	12,250
	California State Univ. Rev. Systemwide	5.000%	11/1/26		12,530	12,937
	California State Univ. Rev. Systemwide	5.000%	11/1/27		5,000	5,143
	California State Univ. Rev. Systemwide	5.000%	11/1/27	(4)	10,000	10,304
	California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/16	(3)	15,000	14,526
	California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/16	(3)	25,000	24,442
	California Statewide Community Dev. Auth. Rev.	4.500%	7/1/18	(4)	15,875	16,281
	California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/25		14,975	14,706
	California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	120	123
	California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	395	407
	California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11	(1)	2,365	2,547
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/11		2,025	2,097
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/12		1,500	1,553
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/13		1,250	1,291
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/22		5,155	4,843
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/24		5,000	4,754
	California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/25		2,295	2,170
	California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.500%	5/15/26		5,000	4,884

California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11		8,750	8,826
California Statewide Community Dev. Auth. Rev. (Lodi Memorial Hospital)	5.000%	12/1/22		8,000	7,912
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13	(2)	1,530	1,540
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14	(2)	1,610	1,621
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/13		6,920	7,519
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/14		5,335	5,762
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/15		7,780	8,345
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/15	(2)	4,685	5,164
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/10	(2)	3,095	3,335
Clovis CA USD GO	0.000%	8/1/12	(3)	4,715	4,109
Clovis CA USD GO	0.000%	8/1/18	(3)	3,645	2,298
Clovis CA USD GO	0.000%	8/1/25	(3)	11,630	4,728
Compton CA USD GO	5.250%	9/1/13	(1)(Prere.)	1,295	1,448
Compton CA USD GO	5.250%	9/1/13	(1)(Prere.)	1,460	1,632
Compton CA USD GO	5.250%	9/1/13	(1)(Prere.)	1,645	1,839
Contra Costa County CA Public Financing Lease Rev.	5.000%	6/1/22	(1)	15,300	15,780
Culver City CA Redev. Financing Auth.	5.375%	11/1/16	(4)	3,260	3,421
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/17	(3)	2,100	2,297
Eastern California Muni. Water. Dist. Water & Sewer COP	5.000%	7/1/26		5,245	5,363
Eastern California Muni. Water. Dist. Water & Sewer COP	5.000%	7/1/27		6,220	6,336
Eastern California Muni. Water. Dist. Water & Sewer COP	5.000%	7/1/28		2,000	2,028
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/21	(2)	2,145	2,187
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/23	(2)	2,875	2,909
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/24	(2)	3,475	3,504

	Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/26	(2)	4,480	4,480
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10	(Prere.)	1,150	1,248
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10	(Prere.)	1,235	1,340
	Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11		1,330	1,433
[2]	Foothill/Eastern Corridor Agency California Toll Road Rev.	5.250%	1/15/13	(1)	5,000	5,146
[2]	Foothill/Eastern Corridor Agency California Toll Road Rev.	5.375%	1/15/15	(1)	5,000	5,131
	Fresno CA Sewer Rev.	5.000%	9/1/23	(12)	1,000	1,047
	Fresno CA Sewer Rev.	5.000%	9/1/24	(12)	2,255	2,351
	Glendale CA School Dist. GO	5.750%	9/1/17	(3)	3,790	3,889
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	6,930	7,479
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	28,815	31,729
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(3)(Prere.)	5,000	5,506
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	9,000	9,959
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	48,660	53,185
	Golden State Tobacco Securitization Corp. California	6.625%	6/1/13	(Prere.)	35,820	41,207
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	26,790	30,966
	Golden State Tobacco Securitization Corp. California	7.800%	6/1/13	(Prere.)	25,170	30,187
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/33		17,500	13,838
	Golden State Tobacco Securitization Corp. California	0.000%	6/1/37		30,000	16,825
	Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/09	(1)	6,905	7,015
	Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21		10,190	9,401
	Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.000%	11/1/10	(2)	1,470	1,535
	Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.000%	11/1/11	(2)	1,665	1,759
	Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.125%	11/1/12	(2)	2,540	2,722
	Intermodal Container Transfer Fac. Joint Power Auth. California Rev.	5.125%	11/1/13	(2)	1,870	2,015
	Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.600%	9/2/15	(2)	2,925	3,028

Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev.	4.700%	9/2/16	(2)	3,045	3,151
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25	(2)	8,645	8,394
Kings River Conservation Dist. California COP	5.000%	5/1/12		2,715	2,784
Kings River Conservation Dist. California COP	5.000%	5/1/13		2,315	2,374
Kings River Conservation Dist. California COP	5.000%	5/1/14		3,500	3,581
Kings River Conservation Dist. California COP	5.000%	5/1/15	(ETM)	2,590	2,638
Kings River Conservation Dist. California COP	5.000%	5/1/15		1,755	1,788
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,040	1,153
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,200	1,330
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,380	1,529
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18		8,665	8,670
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09	(2)	3,735	3,879
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10	(2)	3,860	4,111
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17	(2)	3,670	4,093
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/14	(2)	3,435	3,677
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/09	(2)(Prere.)	2,035	2,105
Long Beach CA Finance Auth. Rev.	3.289%	11/15/25		16,845	12,280
Long Beach CA Finance Auth. Rev.	3.309%	11/15/26		22,025	16,056
Los Angeles CA Community College Dist. GO	5.500%	8/1/11	(1)(Prere.)	6,250	6,826
Los Angeles CA Community College Dist. GO	5.000%	8/1/21	(4)	15,000	15,788
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev.	6.000%	8/15/10	(1)	10,975	11,754
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev.	6.125%	8/15/11	(1)	1,300	1,427
Los Angeles CA COP	5.000%	4/1/14	(2)	1,435	1,516
Los Angeles CA COP	5.000%	4/1/15	(2)	1,560	1,635
Los Angeles CA COP	5.000%	4/1/16	(2)	1,725	1,799
Los Angeles CA COP	5.000%	4/1/18	(2)	1,950	2,012
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/11	(1)	13,255	14,068
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/13	(1)	10,500	11,344
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/24		4,000	4,046

Los Angeles CA Dept. of Airports International Airport Rev.	5.250%	5/15/25		3,000	3,085
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13	(1)(ETM)	3,500	3,546
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	(1)	4,600	4,888
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/15	(1)(ETM)	10,000	10,131
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/17	(1)(ETM)	7,600	7,700
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/19	(4)	17,000	18,121
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	(4)	20,605	21,339
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24		11,475	11,535
Los Angeles CA GO	5.250%	9/1/12	(3)	2,000	2,182
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	9/1/12	(3)	7,480	8,054
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/25	(3)	7,725	7,752
Los Angeles CA Muni. Improvement Corp. Lease Rev.	5.000%	8/1/28	(3)	8,980	8,912
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21	(3)	13,330	13,602
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22	(3)	13,995	14,194
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23	(3)	14,700	14,839
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24	(3)	15,435	15,518
Los Angeles CA USD GO	5.625%	7/1/09	(1)(Prere.)	5,000	5,218
Los Angeles CA USD GO	5.625%	7/1/09	(1)(Prere.)	5,000	5,218
Los Angeles CA USD GO	5.000%	7/1/10		10,840	11,398
Los Angeles CA USD GO	5.500%	7/1/10	(3)(Prere.)	9,160	9,744
Los Angeles CA USD GO	5.000%	7/1/11		13,325	14,213
Los Angeles CA USD GO	5.500%	7/1/11	(1)	16,525	17,809
Los Angeles CA USD GO	4.500%	7/1/12	(4)	5,515	5,868
Los Angeles CA USD GO	4.500%	7/1/12	(4)	11,990	12,758
Los Angeles CA USD GO	5.500%	7/1/12	(1)	5,240	5,749
Los Angeles CA USD GO	6.000%	7/1/12	(3)	1,470	1,635
Los Angeles CA USD GO	5.000%	7/1/13	(4)	4,650	5,081
Los Angeles CA USD GO	6.000%	7/1/13	(3)	3,745	4,231
Los Angeles CA USD GO	5.000%	7/1/14	(4)	5,000	5,501
Los Angeles CA USD GO	6.000%	7/1/14	(3)	1,440	1,649
Los Angeles CA USD GO	5.000%	7/1/16	(3)	2,000	2,186
Los Angeles CA USD GO	5.000%	7/1/16	(4)	3,000	3,245
Los Angeles CA USD GO	5.000%	7/1/17	(4)	5,000	5,355
Los Angeles CA USD GO	5.500%	7/1/17	(3)	10,000	11,286
Los Angeles CA USD GO	5.000%	7/1/18	(2)	4,000	4,293

Los Angeles CA USD GO	5.000%	7/1/18	(2)	5,000	5,410
Los Angeles CA USD GO	5.000%	7/1/18	(3)	5,000	5,342
Los Angeles CA USD GO	5.000%	7/1/19	(3)	5,000	5,287
Los Angeles CA USD GO	5.000%	7/1/19	(3)	7,000	7,416
Los Angeles CA USD GO	5.000%	7/1/20	(2)	14,135	14,883
Los Angeles CA USD GO	5.000%	7/1/21	(2)	15,940	16,675
Los Angeles CA USD GO	5.000%	7/1/22	(2)	16,760	17,397
Los Angeles CA USD GO	4.500%	7/1/23	(4)	30,825	30,823
Los Angeles CA USD GO	5.000%	7/1/23	(2)	6,000	6,225
Los Angeles CA USD GO	5.000%	7/1/23	(4)	12,975	13,549
Los Angeles CA USD GO	5.000%	7/1/23	(4)	23,535	24,576
Los Angeles CA USD GO	5.000%	7/1/24	(4)	6,745	7,013
Los Angeles CA USD GO	5.000%	7/1/24	(4)	17,210	17,894
Los Angeles CA USD GO	5.000%	7/1/25	(2)	10,235	10,522
Los Angeles CA USD GO	4.500%	7/1/26	(2)	10,000	9,631
Los Angeles CA USD GO	4.500%	1/1/28	(1)	8,500	8,150
Los Angeles CA USD GO	5.000%	7/1/28	(2)	7,845	7,982
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26	(1)	17,280	17,453
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/11	(2)	2,360	2,583
Los Angeles County CA Capital Asset Leasing Corp. Rev.	6.000%	12/1/13	(2)	2,760	3,104
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	6.000%	7/1/11	(2)	2,745	3,000
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.250%	7/1/14	(4)	14,000	15,013
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	(4)	8,410	9,038
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/17	(4)	10,000	10,709
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/14	(1)	24,180	25,956
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	10/1/15	(4)	10,000	11,097
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/15	(1)	8,540	9,170
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/16	(4)	4,000	4,520
Los Angeles County CA Public Works Financing Auth. Rev.	5.250%	10/1/17	(4)	7,000	7,902
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/19	(1)	4,860	5,022
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/20	(1)	6,155	6,299
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/21	(1)	6,460	6,562
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/22	(1)	6,790	6,872
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/23	(1)	2,175	2,192

	Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/24	(1)	3,095	3,108
	Los Angeles County CA Schools COP	0.000%	8/1/11	(2)(ETM)	1,945	1,775
	Los Angeles County CA Schools COP	0.000%	8/1/13	(2)(ETM)	2,010	1,683
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/12		21,495	23,392
	Metro. Water Dist. of Southern California Rev.	5.000%	7/1/24		7,290	7,656
	Modesto CA Irrigation Dist. COP	5.000%	7/1/17	(1)	3,165	3,298
	Modesto CA Irrigation Dist. COP	5.000%	10/1/21	(2)	2,030	2,077
	Modesto CA Irrigation Dist. COP	5.000%	10/1/22	(2)	2,515	2,563
	Modesto CA Irrigation Dist. COP	5.000%	10/1/23	(2)	2,645	2,684
[3]	Modesto CA Irrigation Dist. COP	5.000%	7/1/27		3,855	3,855
	Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15	(2)	4,365	4,417
	MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/13	(1)	1,500	1,572
	MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	2,200	2,626
	Mt. Diablo CA USD GO	5.000%	8/1/15	(4)	2,110	2,244
	Mt. Diablo CA USD GO	5.000%	8/1/16	(4)	2,210	2,351
	Natomas CA USD COP PUT	5.000%	2/1/10	(2)	6,895	6,990
	New Haven CA USD GO	12.000%	8/1/12	(4)	3,440	4,604
	New Haven CA USD GO	12.000%	8/1/15	(4)	2,905	4,452
	Newark CA USD GO	0.000%	8/1/10	(4)	1,000	953
	Northern California Gas Auth. No. 1 Rev.	2.320%	7/1/13		19,770	16,977
	Northern California Gas Auth. No. 1 Rev.	2.470%	7/1/17		23,385	18,211
	Northern California Power Agency Rev.	5.250%	8/1/15	(2)	2,000	2,041
	Oakland CA COP	5.000%	4/1/11	(2)	1,855	1,948
	Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23	(12)	5,000	5,090
	Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24	(12)	3,695	3,744
	Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25	(12)	5,405	5,443
	Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26	(12)	4,190	4,203
	Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/12	(2)	3,000	3,213
	Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/13	(2)	1,500	1,615
	Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13	(3)	3,990	4,316
	Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15	(3)	3,790	4,099
	Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16	(3)	6,210	6,693
	Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20	(2)	14,070	14,410
	Oakland CA USD GO	5.000%	8/1/19	(4)	13,425	14,364
	Orange County CA Airport Rev.	5.000%	7/1/11	(4)	3,165	3,378
	Orange County CA Airport Rev.	5.000%	7/1/17	(4)	1,725	1,847

Orange County CA Airport Rev.	5.000%	7/1/18	(4)	1,500	1,590
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14	(1)	1,415	1,513
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15	(1)	1,485	1,588
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16	(1)	1,570	1,686
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/11	(2)	15,445	16,632
Orange County CA Recovery COP	6.000%	6/1/10	(1)(ETM)	3,800	4,064
Orange County CA Sanitation Dist. COP	5.000%	2/1/18	(4)	7,470	8,080
Palomar Pomerado Health System California Rev.	5.375%	11/1/10	(1)	2,670	2,747
Palomar Pomerado Health System California Rev.	5.375%	11/1/12	(1)	7,080	7,282
Pasadena CA Electric Rev.	5.000%	6/1/17	(1)	2,320	2,456
Pasadena CA Electric Rev.	5.000%	6/1/18	(1)	2,535	2,638
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23	(ETM)	12,005	15,291
Port of Oakland CA Rev.	5.000%	11/1/11	(3)	5,160	5,488
Port of Oakland CA Rev.	5.000%	11/1/12	(3)	2,650	2,840
Port of Oakland CA Rev.	5.250%	11/1/12	(3)(Prere.)	7,150	7,889
Port of Oakland CA Rev.	5.250%	11/1/12	(3)(Prere.)	5,000	5,517
Port of Oakland CA Rev.	5.250%	11/1/12	(3)(Prere.)	5,000	5,517
Port of Oakland CA Rev.	5.250%	11/1/12	(3)(Prere.)	6,300	6,951
Port of Oakland CA Rev.	5.000%	11/1/19	(1)	7,750	8,114
Port of Oakland CA Rev.	5.000%	11/1/19	(1)	8,000	8,376
Port of Oakland CA Rev.	5.000%	11/1/20	(1)	6,400	6,622
Port of Oakland CA Rev.	5.000%	11/1/26	(1)	10,000	10,021
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16	(10)	5,480	6,186
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17	(10)	5,855	6,599
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/10	(2)	3,820	3,993
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/15	(2)	2,835	3,029
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/16	(2)	5,100	5,406
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27		12,000	11,484
Riverside CA Electric Rev.	5.375%	10/1/08	(2)(Prere.)	2,300	2,331
Riverside CA Electric Rev.	5.375%	10/1/13	(2)	3,595	3,640
Riverside CA Electric Rev.	5.000%	10/1/23	(4)	2,160	2,272
Riverside CA Electric Rev.	5.000%	10/1/24	(4)	1,000	1,047
Riverside CA Electric Rev.	5.000%	10/1/25	(4)	2,000	2,085
Riverside CA Electric Rev.	5.000%	10/1/26	(4)	2,500	2,596
Riverside CA Electric Rev.	5.000%	10/1/27	(4)	3,570	3,693
Riverside County CA Transp. Commission Sales Tax Rev. PUT	5.000%	12/1/09		15,000	15,490

Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18		2,280	2,191
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19		10,000	9,502
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11	(1)	4,730	4,787
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14	(1)	5,500	5,566
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15	(1)	5,755	5,824
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17	(1)	4,760	4,816
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12	(4)(Prere.)	4,395	4,900
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14	(1)	4,170	4,397
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14	(4)	1,630	1,784
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19	(3)	12,860	13,378
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20	(3)	13,670	14,083
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10	(1)	19,475	20,431
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12	(1)	2,185	2,340
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13	(4)	1,000	1,066
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14	(4)	2,500	2,652
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16	(4)	10,000	11,056
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17	(1)	4,000	4,084
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24	(2)	10,000	10,574
Sacramento County CA Airport Rev.	5.000%	7/1/23	(4)	2,000	2,085
Sacramento County CA Airport Rev.	5.000%	7/1/24	(4)	2,500	2,594
Sacramento County CA Airport Rev.	5.000%	7/1/24	(4)	1,785	1,858
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10	(1)(ETM)	2,425	2,520
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/13		2,500	2,711
Sacramento County CA Sanitation Dist. Financing Auth.	6.000%	12/1/15		2,500	2,700
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/17	(3)	1,000	1,081
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/19	(3)	8,000	8,486
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/20	(3)	2,055	2,159
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/21	(3)	6,000	6,262
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/22	(3)	5,495	5,695
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/23	(3)	7,030	7,248
Sacramento County CA Sanitation Dist. Financing Auth.	5.000%	12/1/25	(3)	5,000	5,119
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/13	(2)(Prere.)	1,235	1,360

San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/14	(1)	5,585	5,986
San Bernardino County CA Medical Center COP	5.500%	8/1/17	(1)	5,250	5,726
San Bernardino County CA Medical Center COP	6.500%	8/1/17	(1)	5,000	5,715
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(1)	8,940	9,926
San Diego CA Community College Dist. GO	5.000%	8/1/23	(4)	5,000	5,253
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12	(2)	3,000	3,036
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14	(2)	5,680	5,749
San Diego CA USD GO	0.000%	7/1/09	(3)	6,270	6,156
San Diego CA USD GO	0.000%	7/1/14	(3)	3,400	2,720
San Diego CA USD GO	5.000%	7/1/15	(4)(Prere.)	9,200	10,287
San Diego CA USD GO	5.000%	7/1/15	(4)(Prere.)	15,250	17,053
San Diego CA USD GO	5.000%	7/1/15	(4)(Prere.)	10,000	11,182
San Diego CA USD GO	5.500%	7/1/17	(1)	2,895	3,293
San Diego CA USD GO	0.000%	7/1/18	(3)	9,500	6,099
San Diego CA USD GO	5.500%	7/1/20	(4)	9,490	10,721
San Diego CA USD GO	5.500%	7/1/20	(1)	11,390	12,799
San Diego CA USD GO	5.500%	7/1/21	(4)	11,470	12,901
San Diego CA USD GO	5.500%	7/1/22	(4)	12,790	14,420
San Diego CA USD GO	5.500%	7/1/23	(4)	9,210	10,402
San Diego CA USD GO	5.500%	7/1/26	(4)	23,990	26,690
San Diego CA USD GO	5.500%	7/1/27	(4)	20,000	22,277
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15	(3)	6,215	6,870
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16	(3)	7,880	8,735
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17	(3)	14,005	15,497
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21	(3)	6,725	7,214
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22	(3)	7,075	7,552
San Diego CA Water Auth. Rev. COP	5.000%	5/1/24	(4)	6,000	6,281
San Diego CA Water Auth. Rev. COP	5.000%	5/1/25	(4)	7,595	7,920
San Diego County CA COP	5.000%	2/1/22	(2)	2,000	2,030
San Diego County CA COP	5.000%	2/1/24	(2)	1,500	1,511
San Diego County CA COP	5.000%	2/1/26	(2)	1,000	1,000
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/14	(2)	2,860	2,923
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/17	(2)	1,000	1,022
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/16	(2)	8,000	8,561
San Francisco CA City & County International Airport Rev.	5.250%	5/1/12	(1)(Prere.)	4,015	4,410
San Francisco CA City & County International Airport Rev.	5.250%	5/1/13	(1)	2,430	2,592
San Francisco CA City & County International Airport Rev.	5.250%	5/1/14	(1)	3,185	3,375
San Francisco CA City & County International Airport Rev.	5.250%	5/1/26		25,000	25,225

San Francisco CA City & County International Airport Rev.	5.000%	5/1/27	(3)	13,075	12,795
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16	(4)	3,270	3,465
San Francisco CA City & County Water Rev.	5.000%	11/1/17	(1)	4,865	5,164
San Joaquin County CA Delta Community College Dist. Election GO	0.000%	8/1/26	(4)	15,500	5,772
San Joaquin County CA Delta Community College Dist. Election GO	0.000%	8/1/27	(4)	15,500	5,409
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,650
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/11	(1)	7,140	6,605
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/14	(1)	5,500	4,407
San Jose CA Airport Rev.	5.375%	3/1/13	(4)	4,945	5,409
San Jose CA Airport Rev.	5.375%	3/1/14	(4)	7,550	8,197
San Jose CA Airport Rev.	5.375%	3/1/15	(4)	7,950	8,623
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13	(1)	9,570	10,068
San Jose CA Redev. Agency	5.250%	8/1/13	(1)	5,000	5,406
San Jose CA Redev. Agency	5.250%	8/1/14	(1)	5,000	5,428
San Jose CA Redev. Agency	5.000%	8/1/22	(2)	13,705	13,921
San Jose CA Redev. Agency	5.000%	8/1/23	(2)	40,000	40,429
San Jose CA Redev. Agency	5.000%	8/1/24	(1)	23,360	23,526
San Jose CA Redev. Agency	5.000%	8/1/25	(1)	24,980	25,015
San Jose CA USD GO	5.250%	8/1/10	(4)(Prere.)	2,540	2,721
San Jose CA USD GO	5.250%	8/1/10	(4)(Prere.)	2,790	2,989
San Juan CA USD GO	5.500%	8/1/10	(3)(Prere.)	1,930	2,077
San Juan CA USD GO	5.500%	8/1/10	(3)(Prere.)	1,950	2,098
San Juan CA USD GO	5.600%	8/1/10	(3)(Prere.)	2,685	2,894
San Juan CA USD GO	5.600%	8/1/10	(3)(Prere.)	2,745	2,959
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11	(Prere.)	1,000	1,077
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11	(Prere.)	2,045	2,214
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/11	(Prere.)	2,225	2,412
San Mateo CA Union High School Dist. GO	0.000%	9/1/10	(3)	1,200	1,137
San Mateo CA Union High School Dist. GO	0.000%	9/1/12	(3)	1,180	1,028
San Mateo CA Union High School Dist. GO	0.000%	9/1/13	(3)	1,715	1,431
San Mateo CA Union High School Dist. GO	0.000%	9/1/14	(3)	1,500	1,192
San Mateo County CA Community College Dist. GO	5.375%	9/1/15	(3)	1,300	1,401
San Mateo County CA Community College Dist. GO	5.375%	9/1/18	(3)	1,515	1,614

San Mateo County CA Community College Dist. GO	0.000%	9/1/21	(1)	4,645	2,448
San Mateo County CA Community College Dist. GO	0.000%	9/1/22	(1)	5,675	2,804
San Mateo County CA Community College Dist. GO	0.000%	9/1/24	(1)	2,825	1,236
San Mateo County CA Community College Dist. GO	0.000%	9/1/25	(1)	4,000	1,653
San Mateo County CA Community College Dist. GO	5.000%	9/1/26		3,170	3,286
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09	(4)(Prere.)	1,865	1,935
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09	(4)(Prere.)	4,275	4,435
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/18	(3)	2,685	2,779
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09	(1)	3,040	3,131
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10	(1)	1,600	1,653
Santa Barbara County CA COP	5.250%	12/1/12	(2)	1,000	1,083
Santa Barbara County CA COP	5.250%	12/1/13	(2)	2,355	2,552
Santa Barbara County CA COP	5.250%	12/1/15	(2)	1,065	1,154
Santa Barbara County CA COP	5.250%	12/1/16	(2)	1,760	1,907
Santa Clara CA Electric Rev.	5.250%	7/1/17	(1)	1,475	1,593
Santa Clara CA Electric Rev.	5.250%	7/1/18	(1)	1,720	1,823
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10	(2)	4,500	5,006
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11	(2)	4,535	4,784
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11	(2)	1,000	1,149
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12	(2)	4,785	5,048
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/17		11,540	12,641
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/18		10,000	10,898
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	5/15/28		15,150	15,358
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09	(2)	3,860	3,909
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09	(1)	2,000	2,095
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10	(2)	2,245	2,273
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10	(1)	4,630	5,053
Solano County CA COP	5.000%	11/1/17	(1)	4,110	4,419
Solano County CA COP	5.000%	11/1/18	(1)	3,810	4,048
Solano County CA COP	5.000%	11/1/19	(1)	3,995	4,206
Solano County CA COP	5.000%	11/1/20	(1)	4,195	4,367

Solano County CA COP	5.000%	11/1/21	(1)	4,405	4,559
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/08	(1)	5,610	5,611
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09	(1)	5,000	5,198
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10	(1)	3,300	3,542
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11	(1)	3,490	3,840
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12	(4)	5,605	5,804
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13	(2)	2,290	2,317
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/31	(3)	7,255	6,996
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/23		5,250	5,244
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/24		5,000	4,973
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/25		5,000	4,966
Southern California Public Power Auth. (Natural Gas Project) Rev.	5.250%	11/1/26		2,500	2,474
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/13	(4)	3,500	3,880
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15	(4)	1,855	1,973
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16	(4)	1,930	2,053
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17	(4)	2,015	2,143
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25		10,245	9,187
Tulare County CA COP	5.000%	8/15/15	(1)	6,460	6,964
Univ. of California Regents	5.000%	5/15/19	(1)	5,075	5,347
Univ. of California Regents	5.000%	5/15/20	(1)	5,065	5,282
Univ. of California Regents	5.000%	5/15/25		19,385	19,935
Univ. of California Regents	5.000%	5/15/26		14,095	14,444
Univ. of California Regents VRDO	2.400%	9/2/08		2,900	2,900
Univ. of California Rev.	3.000%	5/15/11		1,235	1,252
Univ. of California Rev.	3.000%	5/15/12		2,000	2,025
Univ. of California Rev.	5.000%	5/15/17	(4)	33,320	36,385
Univ. of California Rev.	5.000%	5/15/18	(4)	10,000	10,820
Univ. of California Rev.	5.000%	5/15/19	(4)	4,375	4,698
Univ. of California Rev.	5.000%	5/15/20	(4)	30,900	32,847
Univ. of California Rev.	5.000%	5/15/21	(4)	14,915	15,754
Univ. of California Rev.	5.000%	5/15/26	(3)	10,000	10,205
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/08	(Prere.)	1,000	1,010

Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/09	(3)(Prere.)	3,150	3,289
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14	(4)	4,290	4,536
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15	(4)	4,515	4,774
Ventura County CA Community College Dist. GO	5.000%	8/1/16	(1)	3,100	3,327
Ventura County CA Community College Dist. GO	5.000%	8/1/17	(1)	2,300	2,458
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13	(4)	4,320	4,435
Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,350	1,496
Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,695	1,879
Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,455	1,613
Vista CA USD GO	5.375%	8/1/15	(4)	150	163
Vista CA USD GO	5.375%	8/1/16	(4)	190	206
Vista CA USD GO	5.375%	8/1/17	(4)	160	173
West Contra Costa CA USD	6.000%	8/1/26		5,000	5,359
Western Placer County CA USD PUT	3.625%	12/1/09	(4)	8,500	8,670
					4,858,839
Puerto Rico (3.9%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/09	(1)(ETM)	5,250	5,433
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12	(1)(ETM)	1,000	1,133
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10		7,500	7,765
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10	(4)(Prere.)	4,000	4,289
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10	(4)(Prere.)	2,700	2,895
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11		12,500	12,992
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11	(4)	6,050	6,393
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12	(1)	8,235	8,865
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/24	(3)	10,765	10,892
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/25	(1)	10,000	10,634
Puerto Rico GO	6.500%	7/1/11	(1)	2,500	2,696
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13	(1)	2,250	2,407
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/21	(3)	5,000	5,165
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/22	(3)	12,000	12,375
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/23	(3)	5,835	6,014
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/23	(2)	12,670	13,059
Puerto Rico Muni. Finance Agency	5.625%	8/1/10	(4)	17,775	18,392
Puerto Rico Muni. Finance Agency	5.750%	8/1/11	(4)	13,560	13,996
Puerto Rico Muni. Finance Agency	5.750%	8/1/11	(4)	7,750	7,999
Puerto Rico Muni. Finance Agency	5.000%	7/1/14	(11)	1,360	1,396
Puerto Rico Muni. Finance Agency	5.250%	7/1/16	(11)	1,400	1,445
Puerto Rico Muni. Finance Agency	5.250%	8/1/17	(4)	16,310	17,609
Puerto Rico Muni. Finance Agency	5.250%	7/1/18	(11)	1,000	1,016
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	20,000	20,513

Univ. of Puerto Rico Rev.	5.200%	6/1/10	(1)(Prere.)	1,215	1,282
Univ. of Puerto Rico Rev.	5.750%	6/1/10	(1)(Prere.)	2,000	2,130
Univ. of Puerto Rico Rev.	5.750%	6/1/10	(1)(Prere.)	1,000	1,065
					199,850

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,263
Total Tax-Exempt Municipal Bonds (Cost $5,069,543)				5,060,952
Total Investments (99.4%) (Cost $5,069,543)				5,060,952
Other Assets and Liabilities-Net (0.6%)				31,150
Net Assets (100%)				5,092,102

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the value of this security represented 0.1% of net assets.

2 Securities with a value of $7,189,000 have been segregated as initial margin for open futures contracts.

3 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2008.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $5,079,046,000. Net unrealized depreciation of investment securities for tax purposes was $18,094,000, consisting of unrealized gains of $58,645,000 on securities that had risen in value since their purchase and $76,739,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(603)	70,739	271

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Note X: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended August 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices		271
Level 2- Other significant observable inputs	5,060,952
Level 3- Significant unobservable inputs
Total	5,060,952	271

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosur Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS TREASURER

Date:	October 14, 2008

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.